                                          1933 Act File No. 33-46190
                                          1940 Act File No. 811-6580

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.         ....................
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    Post-Effective Amendment No.   16  .....................        X
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                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X___
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    Amendment No.   18    ..................................        X___
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                               SOUTHTRUST FUNDS
                      (formerly SouthTrust Vulcan Funds)

              (Exact Name of Registrant as Specified in Charter)

                             5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower,
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

    immediately upon filing pursuant to paragraph (b)
 x  on June 28, 2002 pursuant to paragraph (b)
   60 days after filing pursuant to paragraph (a) (i)
    on               pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

_  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS JUNE 30, 2002

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Money Market Fund

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SouthTrust U.S. Treasury Money Market Fund

Prospectus

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June 30, 2002

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SouthTrust U.S. Treasury Money Market Fund

SouthTrust U.S. Treasury Money Market Fund is a mutual fund seeking to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Fund Goals, Strategies, Performance and Investment Risks	1
What are the Fund's Fees and Expenses?	3
What are the Principal Securities in Which the Fund Invests?	4
What are the Main Risks of Investing in the Fund?	4
What Do Shares Cost?	5
How is the Fund Sold?	5
How to Purchase Shares	6
How to Redeem and Exchange Shares	8
Account and Share Information	12
Who Manages the Fund?	13
Financial Information	13

FUND GOALS, STRATEGIES, PERFORMANCE AND INVESTMENT RISKS

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What is the U.S. Treasury Money Fund's Goal?

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The Fund's goal is to provide as high a level of current income as is consistent with maintaining liquidity and stability of principal.

What are the Fund's Main Investment Strategies?

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The Fund pursues its goal by investing solely in short-term direct obligations of the U.S. Treasury or in repurchase agreements collateralized by such obligations. The strategy undertaken to accomplish the Fund's goal requires maintaining a portfolio with a weighted average maturity of 60 days or less. The relatively short average portfolio maturity of money market funds provides necessary cash flow to meet redemption needs. Fund liquidity needs and interest rate trends weigh heavily on the maturity and sector decisions of SouthTrust Investment Advisors, the investment adviser to each of the SouthTrust Funds (the "Adviser") maturity and sector decisions. During normal market conditions, at least 80% of the Fund's net assets will be invested in short-term direct obligations of the U.S. Treasury or in repurchase agreements collateralized by such obligations.

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A "barbell" or "ladder" strategy is used with a blend of Treasuries and repurchase agreements. In using a barbell structure, the Fund combines investments in longer maturity Treasury bills with overnight repurchase agreements. This structure offers a competitive yield when Treasuries and repurchase agreements offer relative value. In using a ladder structure, the Fund invests in each maturity range of the Treasury bill yield curve. The Fund attempts to maximize its yield through ongoing relative value analysis. Changing economic and market events drive the Fund's strategy and are continuously monitored.

What are the Main Risks of Investing in the Fund?

Although the Fund seeks to maintain a stable net asset value (NAV) of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund invests in U.S. Treasury securities that are backed by the full faith and credit of the United States, although Fund shares themselves are not guaranteed or supported by the U.S. government.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon a net asset value.

The Fund's total return for the three-month period from January 1, 2002 to March 31, 2002 was 0.36%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.51% (quarter ended September 30, 2000). Its lowest quarterly return was 0.51% (quarter ended December 31, 2001).

Average Annual Total Return

The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 2001.

Calendar Period	Fund
1 Year	3.54%
5 Year	4.80%
Start of Performance(1)	4.44%

(1) The start of performance date was May 8, 1992.

The Fund's 7-Day Net Yield as of December 31, 2001 was 1.78%. Investors may call the Fund at 1-800-843-8618 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Treasury Money Market Fund.

Shareholder Fees
Fees Paid Directly From Your Investment	None
Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2)	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee(3)	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%
(1) Although not contractually obligated to do so, the adviser and the shareholder servicing agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2002.
Total Waivers of Fund Expenses	0.38%
Total Actual Annual Fund Operating Expenses (after waivers)	0.51%
(2) The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the U.S. Treasury Money Market Fund (after voluntary waiver) was 0.32% for the fiscal year ended April 30, 2002.
(3) The shareholder servicing agent voluntarily waived a portion of the shareholder services fee. The shareholder servicing agent can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after voluntary waiver) was 0.05% for the fiscal year ended April 30, 2002.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Money Market Fund	$91	$284	$493	$1,096

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WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities generally pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The U.S. Treasury must also repay the principal amount of the security, normally within a specified time.

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The Fund may also purchase participation interests in trusts that are issued directly by the U.S. Treasury and are related to direct U.S. Treasury obligations such as Treasury Investors Growth Receipts and Certificates of Accrual on Treasury Securities.

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Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying securities each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in the Fund are described below.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

WHAT DO SHARES COST?

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Shares of the Fund are sold without a sales charge or a redemption fee. You can purchase, redeem, or exchange shares any day the New York Stock Exchange (NYSE) is open. Purchase orders received before 2:00 p.m. (Eastern time) will be executed at 2:00 p.m. (Eastern time); but if federal funds for such orders are not received by 4:00 p.m. (Eastern time), the order will be canceled with notice to the investor. Orders received after 2:00 p.m. (Eastern time) will be executed on the next business day. Share transactions via wire will not be available on days the Federal Reserve wire system is closed.

The Fund attempts to stabilize the NAV of its shares at $1.00 per share by valuing the portfolio securities using the amortized cost method of accounting. The Fund cannot guarantee that its NAV will always remain at $1.00 per share. NAV is determined twice, at 2:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The minimum initial investment in the Fund is $1,000. The minimum subsequent investment is $50. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions. With respect to investments made in the Fund through a sweep program, initial minimum investments may be modified under the relevant account agreement. SouthTrust Bank (the "Company") or a broker/dealer that has entered into a sales agreement with Federated Securities Corp., the Fund's distributor (a SouthTrust Funds Dealer) may set different minimums for their customers.

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HOW IS THE FUND SOLD?

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Federated Securities Corp., the Fund's distributor, ("Distributor") markets the shares described in this prospectus to institutions and individuals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals (such as brokers) for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. ("Federated").

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HOW TO PURCHASE SHARES

You may purchase shares through SouthTrust Funds Shareholder Services, through SouthTrust Securities, Inc., a SouthTrust Funds Dealer, or through an exchange from another SouthTrust Fund and certain Federated Funds. Texas residents that are not trust customers of SouthTrust Bank should purchase shares through SouthTrust Securities, Inc. The Fund reserves the right to reject any request to purchase or exchange shares.

Trust customers of SouthTrust Bank should contact their account officer.

Through SouthTrust Funds Shareholder Services (1-888-735-3441)

  Establish your account with the Fund by submitting a completed account application; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling SouthTrust Funds Shareholder Services or a SouthTrust Funds Dealer and will become a shareholder after the Fund receives the order.

By Check

Complete an account application (for new accounts), make your check payable to the Fund (existing shareholders should note their account number on the check), and mail it to:

P.O. Box 830804
Birmingham, AL 35283-0804

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than the Fund). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and shares begin earning dividends the next day.

By Wire

To purchase shares by Federal Reserve wire, contact SouthTrust Funds Shareholder Services for wiring instructions. Wire orders will only be accepted on days on which the Fund, SouthTrust, and Federal Reserve wire are open.

By Telephone

Once an account has been established, you may purchase additional shares by calling SouthTrust Funds Shareholder Services directly at 1-888-735-3441.

Through a SouthTrust Funds Dealer

  Establish an account with the SouthTrust Funds Dealer; and

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  Submit your purchase order to the SouthTrust Funds Dealer before 2:00 p.m. (Eastern time). You will receive that day's dividends if the SouthTrust Funds Dealer forwards the order to the Fund and the Fund receives payment by 4:00 p.m. (Eastern time). You will become the owner of shares and receive dividends when the Fund receives your payment. SouthTrust Funds Dealers should send payments according to the instructions in the sections "By Check" or "By Wire."

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Through an Exchange

You may purchase shares through an exchange from another SouthTrust Fund or you may exchange shares of the Fund for shares of another SouthTrust Fund or Class A Shares in certain funds which are distributed by Federated Securities Corp. (Federated Funds). You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations. Call SouthTrust Shareholder Services to find out which Federated Funds are eligible for exchanges.

You may telephone an exchange request by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer.

Trust customers of SouthTrust Bank should contact their account officer.

By Automatic Investment Program (AIP)

Once you have opened an account, you may automatically purchase additional shares in a minimum amount of $50 on a monthly basis by completing an AIP application or by contacting SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Once you have opened an account, you may purchase additional shares through a depository institution that is an Automated Clearing House (ACH) member. This purchase option can be established by completing the appropriate sections of the AIP Application.

HOW TO REDEEM AND EXCHANGE SHARES

You may redeem or exchange shares through SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer.

Trust customers of SouthTrust Bank should contact their account officer.

Through SouthTrust Funds Shareholder Services (1-888-735-3441)

By Telephone

You may redeem or exchange shares by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer once you have completed the appropriate authorization form for telephone transactions.

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If you call before 2:00 p.m.(Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 2:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

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The Fund reserves the right to wire redemption proceeds within five business days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact the Fund. Redemptions by wire can only be made on days the Federal Reserve wire system, SouthTrust, and the Funds are open for business. See "Payment Methods for Redemptions."

By Mail

You may redeem shares by mailing your request to:

SouthTrust Funds Shareholder Services
P.O. Box 830804
Birmingham, AL 35283-0804

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

All requests must include:

  Fund name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund name, account number and account registration into which you are exchanging.

Call SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

Through a SouthTrust Funds Dealer

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Submit your redemption or exchange request by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). SouthTrust Funds Dealers are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below. If your redemption order is received before 2:00 p.m. (Eastern time), payment in federal funds is normally wired the same day. Payment for redemption requests received after 2:00 p.m. (Eastern time) but before 4:00 p.m. (Eastern time) will be wired the next business day.

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Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the Account Application Form. Keep in mind that wire transfers of redemption proceeds can only occur on days when the Federal Reserve wire system is open. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed the next business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

Exchange Privileges

Shareholders who have purchased shares of the Fund (including shares acquired through a reinvestment of a dividend or distribution on such shares) may exchange those shares for shares of one of the other SouthTrust Funds or Class A Shares of certain Federated Funds. When shares of the Fund are exchanged for shares of a load Fund or a Federated Fund, a sales charge, if applicable and not previously paid, will be assessed.

To exchange, you must:

  exchange shares having a net asset value of at least $1,000;
  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other SouthTrust Funds.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

Automatic Withdrawal Plan (AWP)

You may automatically redeem shares if the value of your account equals $10,000 or more (other than retirement accounts subject to required minimum distributions). Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual payment of a stated amount not less than $50. Complete the appropriate section of the Account Application or contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Checkwriting

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

The Checkwriting privilege may not be available for investors who purchased their Shares through an investment professional, financial institution, or SouthTrust Securities, Inc. You should contact your investment representative to determine if you are eligible for checkwriting.

Additional Conditions

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION

Account Activity

You will receive periodic statements reporting all account activity, including automatic transactions, dividends and capital gains paid.

Dividends and Capital Gains

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The Fund declares daily and pays any dividends monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received if your purchase order is received by 2:00 p.m. (Eastern time). If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically invested in additional shares, unless you elect cash payments.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

Tax Information

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Although the Fund is structured to provide income exempt from state and local taxes, dividends may be subject to state and local taxes in some states. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Non-exempt dividends and capital gains are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

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The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, SouthTrust Investment Advisors, a department of SouthTrust Bank. SouthTrust Bank, an Alabama state-chartered bank, is headquartered in Birmingham, Alabama and is a wholly-owned subsidiary of SouthTrust Corporation, a publicly-held bank holding company. The Adviser manages the Fund's assets, including the selection and management of portfolio securities. The Adviser, South Trust Bank, and SouthTrust Corporation all have their principal offices at 420 North 20th Street, Birmingham, Alabama 35203.

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Prior to March 15, 2001, SouthTrust Bank served as the Adviser of each of the Funds. In 2001, SouthTrust Bank, acting pursuant to the newly enacted legal requirements of the Gramm-Leach-Bliley Act, registered SouthTrust Investment Advisors as an investment adviser with the SEC. This registration became effective as of March 15, 2001, at which time SouthTrust Investment Advisors became the Adviser to the Funds.

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The Adviser's experience includes the management of various collective and common investment funds and the provision of investment management services to banks and thrift institutions, corporate and profit-sharing trusts, municipal and state retirement funds, and individual investors. As of April 30, 2002, the Adviser had approximately $5.2 billion in assets under management.

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The Adviser is entitled to receive an investment advisory fee from the Fund, computed daily and payable monthly, at an annual rate of 0.50%. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

Financial Highlights

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the year ended April 30, 2002 has been audited by KPMG LLP whose report, along with the Fund's audited financial statements, is included in the Annual Report.

SouthTrust U.S. Treasury Money Market Fund
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended April 30,
	2002 (1)	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02	0.06	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.02)	(0.06)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (2)	2.38%	5.68%	4.91%	4.77%	5.14%
Ratios to Average Net Assets:
Expenses	0.51%	0.50%	0.49%	0.45%	0.48%
Net investment income	2.33%	5.50%	4.82%	4.65%	5.03%
Expense waiver/reimbursement (3)	0.38%	0.39%	0.40%	0.19%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,237,926	$1,141,487	$852,783	$687,683	$631,869

(1) Beginning with the year ended April 30, 2002, the Fund was audited by KPMG LLP. Each of the previous years was audited by other auditors.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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[Logo of SouthTrust Funds]

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SOUTHTRUST U.S. TREASURY MONEY MARKET FUND

A Portfolio of SouthTrust Funds

A Statement of Additional Information (SAI) dated June 30, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call SouthTrust Funds Shareholder Services at 1-888-735-3441 or your SouthTrust Funds Dealer.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

JUNE 30, 2002

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Investment Adviser: SouthTrust Investment Advisors
Distributor: Federated Securities Corp.
Investment Company Act File No. 811-6580

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Cusip 844734103
G00859-02 (6/02)

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Statement of Additional Information

SOUTHTRUST U.S. TREASURY MONEY MARKET FUND

A PORTFOLIO OF SOUTHTRUST FUNDS

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for SouthTrust U.S. Treasury Money
Market Fund dated June 30, 2002.  This SAI incorporates by reference the
Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-843-8618.

June 30, 2002

                                    Contents
                                    How is the Fund Organized?
                                    2
                                    Securities in Which the Fund Invests
                                    2
                                    How is the Fund Sold?               6
                                    Exchanging Securities for Shares
                                    7
                                    Subaccounting Services              7
                                    Redemption in Kind
                                    7
                                    Massachusetts Partnership Law       7
                                    Account and Share Information       8
                                    Tax Information                     8
                                    Who Manages and Provides Services to the
                                    Fund? 8
                                    How Does the Fund Measure Performance?
                                    11
                                    Financial Information               13
                                    Addresses                     Back Cover
Cusip 844734103

G00859-05 (6/02)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of SouthTrust Funds (Company). The
Company is an open-end management investment company that was established as a Massachusetts business trust under the laws of the Commonwealth of
Massachusetts on March 4, 1992. The Company may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees has established five diversified and one non-diversified investment portfolios. This SAI relates to SouthTrust U.S.
Treasury Money Market Fund. The Fund's investment adviser is SouthTrust
Investment Advisors, a registered investment adviser and a department of
SouthTrust Bank (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a:

P = Principal investment of the Fund; or

A = Acceptable (but not principal) investment of the Fund;

Fixed Income Securities              A
     Treasury Securities             P
     Zero Coupon Securities          A
Variable Rate Demand Instruments     A
Special Transactions                 A
     Repurchase Agreements           P
     Reverse Repurchase Agreements   A
    Delayed Delivery                 A
        To Be Announced Securities   A
        Securities Lending 1         A
       Asset Coverage                A
Investing in Securities of Other     A
Investment Companies
Illiquid Securities                  A
1. Such loans will not exceed 33 1/3% of the Fund's total assets. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.
------------------------------------------------------------------------------

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Treasury Securities
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

Zero Coupon Securities
There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Variable Rate Demand Instruments
Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months. The Fund will invest in variable and floating rate instruments only when the Adviser deems the investment to involve minimal credit risk. Variable and floating rate instruments held by the Fund maybe subject to the Fund's 10% limitation on illiquid investments when the Fund cannot demand payment of the principal amount within seven days absent a reliable trading market.

Special Transactions

Repurchase Agreements
 Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

 Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced (TBA) Securities
As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The
Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund will only invest in money market funds that seek to maintain a $1.00 net asset value (NAV) and that invest in securities eligible for direct purchase by the Fund. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Illiquid Securities
The Fund may invest up to 10% of the total value of its net assets in securities that are illiquid. An illiquid security is one which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued it on its books.
Repurchase agreements with maturities in excess of seven days will be considered by the Fund to be illiquid.

INVESTMENT RISKS
Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. Treasury money market fund are described below.

Interest Rate Risks
o     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk
o     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the
   Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INVESTMENT LIMITATIONS
The following investment limitations pertain to each of the SouthTrust Funds.
No Fund may:

1. Purchase securities of any one issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities if more than 5% of the value of the Fund's total assets, taken at current value, would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Company, except that up to 25% of the value of the Fund's total assets, taken at current value, may be invested without regard to these limitations provided, however, that the
Treasury Money Fund may in no event invest more than 5% of its total assets in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10%
of the value of the Fund's total assets.

2. Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings including reverse repurchase agreements and borrowing from banks in excess of
5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation.

3. Purchase any securities which would cause 25% or more of the value of the
Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry and in securities the interest upon which is paid from revenues of similar types of projects, provided that (a) there is no limitation with respect to (i) instruments that are issued (as defined in Investment
Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any
of their authorities ,agencies, instrumentalities or political subdivisions and (ii) repurchase agreements secured by the instruments described in clause
(i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry).

4. Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940 Act
(1940 Act).

6. Act as an underwriter of securities, except to the extent that it may be deemed an underwriter within the meaning of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.

7. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

8. Purchase securities of companies for the purpose of exercising control.

9. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

10. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions insecurities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

11. Make loans, except that each Fund may purchase and hold debt instruments(whether such instruments are part of a public offering or privately negotiated), may lend portfolio securities and enter into repurchase agreements in accordance with its investment objective and policies.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.
In particular, the Fund will comply with the various requirements of Rule
2a-7 (Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule.
The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.  In addition, because the Fund's name refers to treasuries, it will notify shareholders at least 60 days in advance of any change it its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in obligations of the U.S. Treasury or in repurchase agreements collateralized by such obligations.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the
Rule, the Board must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the
Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1%
between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Company, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Funds may pay SouthTrust Bank for providing shareholder services and maintaining shareholder accounts.  SouthTrust Bank,  may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor Federated
Shareholder Services Company (these fees do not come out of Fund assets). The
Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its
NAV. The portfolio securities will be selected in a manner that the Fund's
Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Company. To protect its shareholders, the Company has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Company.

In the unlikely event a shareholder is held personally liable for the
Company's obligations, the Company is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the
Company will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Company. Therefore, financial loss resulting from liability as a shareholder will occur only if the Company itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Company have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Company's outstanding shares of all series entitled to vote.

As of June 3, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the U.S. Treasury Money Market
Fund: Lynspen & Co., Birmingham, AL owned approximately 1,087,211,198
Shares (89.88%), and FiServ Securities, Inc., Philadelphia, PA owned approximately 122,098,441 Shares (10.10%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Company's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Company's business affairs and for exercising all the Company's powers except those reserved for the shareholders.  The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e.,
"Interested" Board members) and those who are not (i.e., "Independent" Board members). The Company comprises six portfolios.

As of June 3, 2002, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name
-----------------------------------------------------------------------------
Birth Date                                                      Aggregate
Address                                                         Compensation
Positions Held with   Principal Occupation(s) for Past Five     From
Company               Years, Other Directorships Held and       Company
Date Service Began    Previous Positions                        (past
                                                                fiscal
                                                                year)
  William O. Vann *   Principal Occupations: President and          $12,000

Thomas M. Grady.*     Principal Occupations:  Partner of the        $12,000

Billy L. Harbert,     Principal Occupations:  President and         $12,000

--------------------

* Each Trustee is considered to be "interested" because of his ownership of the common stock of SouthTrust Corporation.
INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name
Birth Date           ---------------------------------------------------------
Address                                                          Aggregate
Positions Held with                                              Compensation
Company                Principal Occupation(s) for Past Five     From
Date Service Began     Years, Other Directorships Held and       Company
                       Previous Positions                        (past
                                                                 fiscal
                                                                 year)
Charles G. Brown, III  Principal Occupation:  President,             $13,200
Birth Date: November   Tubular Products Company (since 1985);
27, 1953               Managing Partner, Red Hollow
Tubular Products Co.   Partnership.
1400 Red Hollow Road
Birmingham, AL
CHAIRMAN AND TRUSTEE
Began serving:
April, 1992

Russell W. Chambliss   Principal Occupations:  President  and        $12,000

                       Principal Occupation:  Vice President          $3,000
Lawrence W. Greer,     of Investments, Dunn Investment Company
M.D.                   (since 1992).
Birth Date: October    Other Directorships Held: Chairman,
26, 1944               Board of Directors, Southern
Dunn Investment Co.    BioSystems; Director, Daily Access
---------------------  Concepts, Inc., Electronic HealthCare
P.O. Drawer            Systems, Inc., Cumberland
247                    Pharmaceutical, Biotechnology
Birmingham, AL         Association of Alabama, and Research
TRUSTEE                Foundation- University of Alabama at
Began serving:         Birmingham.
October, 1999

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                       Principal Occupation: President, Jones         $3,000
George H. Jones, III   & Kirkpatrick PC (accounting firm).
Birth Date: April 1,
1950
Jones &
Kirkpatrick PC
300 Union Hill Drive
Birmingham, AL
TRUSTEE
Began Serving:
August, 2001

OFFICERS**
------------------------------------------------------------------------------

Name
Birth Date            --------------------------------------------------------------
Address
Positions Held with
Company                 Principal Occupation(s) and Previous Positions
Edward C. Gonzales      Principal Occupations:  President, Executive Vice President
Birth Date: October     and Treasurer of some of the Funds in the Federated Fund
22, 1930                Complex; Vice Chairman, Federated Investors, Inc.; Trustee,
Federated Investors     Federated Administrative Services.
Tower
1001 Liberty Avenue     Previous Positions:  Trustee or Director of some of the
Pittsburgh, PA          Funds in the Federated Fund Complex; CEO and Chairman,
PRESID  CHIEF           Federated Administrative Services; Vice President,
EXECUTIVE OFFICER       Federated Investment Management Company, Federated
                        Investment Counseling, Federated Global Investment
                        Management Corp. and Passport Research, Ltd.; Director and
                        Executive Vice President, Federated Securities Corp.;
                        Director, Federated Services Company; Trustee, Federated
                        Shareholder Services Company.

Richard S. White, Jr.   Principal Occupations:  President, SouthTrust Bank,
----------------------
Birth Date: March 14,   Previous Positions:  Division President, SouthTrust Capital
1932                    Management Group.
SouthTrust Bank
420 North 20th Street
Birmingham, AL
PRESIDENT

Charles S. Beard        Principal Occupations: Vice President, SouthTrust Bank.
----------------------
Birth Date: October     Previous Positions:  Senior Vice President and Marketing
26, 1946                Director, Capital Management Group, SouthTrust Bank.
SouthTrust Bank
420 North 20th Street
Birmingham, AL
VICE PRESIDENT
Peter J. Germain        Principal Occupations:  Senior Vice President and Director,
Birth Date: September   Mutual Fund Services Division, Federated Services Company.
2, 1959
Federated Investors     Previous Positions:  Senior Corporate Counsel, Federated
Tower                   Investors, Inc.
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT

                        Principal Occupations:  Vice President, Federated Services
Beth Broderick          Company (1997 to present); Client Services Officer,
----------------------  Federated Services Company (1992-1997).
Birth Date: August 2,
1965
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA

VICE PRESIDENT

John D. Johnson         Principal Occupations:  Associate Corporate Counsel,
Birth Date: November    Federated Investors, Inc. (1999 to Present); Assistant Vice
8, 1970                 President, Federated Services Company.
----------------------
Federated Investors     Previous Positions:  Associate, Kirkpatrick & Lockhart
Tower                   LLP (1997 to 1999)
1001 Liberty Avenue
Pittsburgh, PA
SECRETARY

------------------------------------------------------------------------------

COMMITTEES of the board
                                                                                  MEETINGS
----------------------------------------------------------------------------------HELD
  BOARD       COMMITTEE                                                           DURING
COMMITTEE      MEMBERS                      COMMITTEE FUNCTIONS                   LAST
                                                                                  FISCAL
                                                                                  YEAR
  Audit    Dr. Lawrence     The Audit Committee reviews and recommends to the        two
           W. Greer         full Board the independent auditors to be selected
           ---------------  to audit the Funds' financial statements; meet
           Charles G.       with the independent auditors periodically to
           Brown, III       review the results of the audits and report the
           Russell W.       results to the full Board; evaluate the
           Chambliss        independence of the auditors, review legal and
           George H.        regulatory matters that may have a material effect
           Jones, III       on the financial statements, related compliance
                            policies and programs, and the related reports
                            received from regulators; review the Funds'
                            internal audit function; review compliance with
                            the Funds' code of conduct/ethics; review
                            valuation issues; monitor inter-fund lending
                            transactions; review custody services and issues
                            and investigate any matters brought to the
                            Committee's attention that are within the scope of
                            its duties.

Governance Charles G.       The Governance Committee makes recommendations to        two
&      Brown, III       the Board regarding committees of the Board and
Contracts  ---------------  committee assignments, along with recommendation
           Russell W.       regarding the composition of the Board and
           Chambliss        candidates for election; makes recommendations
           Dr. Lawrence     regarding the structure of agendas and materials
           W. Greer         for meetings of the Board.; oversees the process
           George H.        of evaluating the functions of the Board and makes
           Jones, III       recommendations for compensation of Trustees not
                            affiliated with the Adviser or the Distributor for
                            the Trust.

Marketing  Russell W.       The Marketing Committee reviews the Funds'               two
           Chambliss        marketing plans and provides guidance to Fund
           ---------------  management on marketing strategies to increase
           Thomas M.        Fund assets and create economies of scale.
           Grady
           Billy L.
           Harbert, Jr.

Board ownership of shares in the Southtrust funds
family of Investment companies AS OF dECEMBER 31, 2001

                     Dollar
--------------------- Range of --
    Interested       Shares
 Board Member Name     Owned
                      in Funds
William O. Vann      Over
                       $100,000
Thomas M. Grady       $1-25,000
Billy L. Harbert,          None
Jr.

                     Dollar
---------------------Range of
    Independent      Shares
 Board Member Name   Owned
                     in Funds
Charles G. Brown,    Over
III                    $100,000
Russell W.            $0-25,000
Chambliss
Lawrence W. Greer,         None
M.D.
George H. Jones,           None
III

------------------------------------------------------------------------------

The Trust has a deferred compensation plan (the "Plan") that permits any
Trustee that is not an "affiliated person" of the Trust to elect to defer receipt of all or a portion of his or her compensation.  The deferred compensation that would have otherwise been paid to the Trustee is invested, at the Trustee's direction, in one or more of the SouthTrust Funds.  A
Trustee may elect to participate in the Plan during any quarter.  At the time for commencing distributions from a Trustee's deferral account, which is no later than when the Trustee ceases to be a member of the board, the Trustee may elect to receive distributions in a lump sum or on an annual or quarterly basis over a period of five years.

INVESTMENT ADVISER
The Adviser, SouthTrust Investment Advisors, a registered investment adviser and a department of SouthTrust Bank, conducts investment research and makes investment decisions for the Fund.

The Adviser shall not be liable to the Company or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the adviser's management philosophy, personnel, and processes; the preferences and expectations of
Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

In assessing the adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the adviser's industry standing and reputation and in the expectation that the adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the adviser from brokers that execute Fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation:  the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund;
performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with
Federated on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the
Funds and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities;
the nature and extent of the advisory and other services provided to the fund by the adviser and its affiliates; compliance and audit reports concerning the Funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each fund to the Federated family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by Federated.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Company Trustees, and certain other employees.
Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

Research Services
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million
The administrative fee received during any fiscal year shall be at least
$50,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on
Fund assets plus out-of-pocket expenses.

CUSTODIAN
SouthTrust Bank is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors

The independent auditor for the Fund, KPMG LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended April                2002                2001            2000
30
Advisory Fee Earned               $6,004,262          $4,885,543      $3,741,253
Advisory Fee Reduction             2,127,318           1,856,506       1,421,676
Administrative Fee                 1,139,585             956,048         766,631
Shareholder Services Fee             600,426                  --              --

------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?
The Fund may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of
Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Total returns are given for the one-year, five-year and start of performance periods ended April 30, 2002.

Yield and Effective Yield are given for the seven-day period ended April 30,
2002.

                                                         Start of
                                                         Performance on
----------------     7- Day Period    1 Year    5 Years  May 8, 1992

Total Return
   Before Taxes      N/A              2.38%     4.57%    4.34%
Yield                1.42%            N/A       N/A      N/A
Effective Yield      1.43%            N/A       N/A      N/A

------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD and Effective Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by:
determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. For example, the
Fund's yield may be compared to the Money Fund Average, which is an average compiled by iMoneyNet, Inc.'s MONEY FUND REPORT of Holliston, MA 01746, a
widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper, Inc., a widely recognized independent service that monitors the performance of mutual funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended April 30,
2002 are incorporated herein by reference to the Annual Report to
Shareholders dated April 30, 2002.

26

ADDRESSES

southtrust u.s. treasury money market fund

A portfolio of SouthTrust funds

5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
SouthTrust Investment Advisors
420 North 20th Street
Birmingham, AL 35203

Custodian
SouthTrust Investment Advisers,
420 North 20th Street
Birmingham, AL 35203

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

KPMG LLP
99 High Street
Boston, MA 02110

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PROSPECTUS JUNE 30, 2002

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[LOGO OF SOUTHTRUST FUNDS]
Bond Funds

SouthTrust Bond Fund

SouthTrust Income Fund

SouthTrust Alabama Tax-Free Income Fund

[Logo of SouthTrustFunds]

Prospectus

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June 30, 2002

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SouthTrust Bond Fund
SouthTrust Income Fund
SouthTrust Alabama Tax-Free Income Fund

SouthTrust Bond Fund is a mutual fund seeking to provide a level of total return consistent with a portfolio of high-quality debt securities.

SouthTrust Income Fund is a mutual fund seeking to provide current income. As a secondary, non-fundamental objective, the Fund will attempt to minimize principal volatility.

SouthTrust Alabama Tax-Free Income Fund is a mutual fund seeking to provide income exempt from federal income tax and the income tax imposed by the State of Alabama.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

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Fund Goals, Strategies, Performance and Investment Risks	1
What are the Funds' Fees and Expenses?	10
What are the Principal Securities in Which the Funds Invest?	11
What are the Main Risks of Investing in the Funds?	16
What do Shares Cost?	18
How are the Funds Sold?	20
How to Purchase Shares	21
How to Redeem and Exchange Shares	23
Account and Share Information	27
Who Manages the Funds?	28
Financial Information	29

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FUND GOALS, STRATEGIES, PERFORMANCE AND INVESTMENT RISKS

SouthTrust Bond Fund

What is the Bond Fund's Goal?

The Fund's goal is to provide a level of total return consistent with a portfolio of high-quality debt securities.

What are the Fund's Main Investment Strategies?

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The Fund seeks to achieve its goal by investing in high quality, investment grade corporate debt obligations and U.S. government securities, including obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. SouthTrust Investment Advisors, the investment adviser to each of the SouthTrust Funds (the "Adviser") selects securities based upon their quality, marketability, and maturity. Investment decisions are based upon the Adviser's assessment of the overall economy, the Treasury yield curve, and interest rate spreads. First, the Fund's targeted duration is determined based upon macroeconomic factors. Then, the Adviser's analysis of the yield curve determines which maturities (intermediate to long term) offer the most attractive potential returns. The Adviser then considers spreads between various sectors (such as U.S. Treasuries, agency securities, and corporate bonds) to select the quality and types of bonds that offer the most attractive investment opportunity. It is expected that the Fund's average maturity will generally range up to 15 years. During normal circumstances, at least 80% of the Fund's net assets will be invested in investment grade bonds.

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What are the Main Risks of Investing in the Fund?

The prices of fixed-rate debt securities change in the opposite direction of interest rates. As a result, if interest rates increase, the value of the Fund's portfolio securities (and therefore the value of your Fund shares) could go down. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Other factors that may effect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risks of prepayment on asset backed and mortgage backed securities will also affect Fund returns.

Bond Fund--Performance Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of anysales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2002 to March 31, 2002 was (1.17)%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 5.77% (quarter ended September 30, 1998). Its lowest quarterly return was (3.39)% (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown .. The table also shows returns for the Lehman Brothers Government/Credit Total Index (LBGCT), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)	1 Year	5 Years	Start of Performance(1)
Fund
Return Before Taxes	2.09%	5.44%	6.06%
Return After Taxes on Distributions(2)	(0.07)%	2.99%	3.56%
Return After Taxes on Distributions and Sales of Fund Shares(2)	1.25%	3.12%	3.61%
LBGCT	8.50%	7.37%	7.65%

(1) The Fund's start of performance date was May 8, 1992.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

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SouthTrust Income Fund

What is the Income Fund's Goal?

The Fund's goal is to provide current income. The Fund will attempt to minimize principal volatility as a secondary, non-fundamental goal.

What are the Fund's Main Investment Strategies?

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The Fund seeks to achieve its goal by investing in a diversified portfolio comprised primarily of income-producing securities. The Adviser selects the Fund's investment-grade securities based upon their quality, marketability, and maturity. Investment decisions are based upon the Adviser's assessment of the overall economy, the Treasury yield curve, and interest rate spreads. First, the Fund's targeted duration is determined based upon macroeconomic factors. Then, the Adviser's analysis of the yield curve determines which maturities (short to intermediate term) offer the most attractive potential returns. The Adviser then considers spreads between various sectors (such as U.S. Treasuries, agency securities, and corporate bonds) to select the quality and types of bonds that offer the most attractive investment opportunity. It is expected that the Fund's average maturity will generally range up to five years. During normal circumstances, at least 65% of the Fund's total assets will be invested in income-producing securities.

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What are the Main Risks of Investing in the Fund?

The prices of fixed-rate debt securities change in the opposite direction of interest rates. As a result, if interest rates increase, the value of the Fund's portfolio securities (and therefore the value of your Fund shares) could go down. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Other factors that may effect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risks of prepayment on asset backed and mortgage backed securities will also affect Fund returns.

Income Fund--Performance Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2002 to March 31, 2002 was (0.39)%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 3.73% (quarter ended September 30, 1998). Its lowest quarterly return was (0.92)% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-5 Year Government/Corporate Index (ML1-5GC), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)	1 Year	5 Years	Start of Performance(1)
Fund
Return Before Taxes	2.89%	5.16%	4.78%
Return After Taxes on Distributions(2)	0.75%	2.77%	2.43%
Return After Taxes on Distributions and Sales of Fund Shares(2)	1.73%	2.91%	2.61%
ML1-5GC	8.98%	6.95%	6.60%

(1) The Fund's start of performance date was January 9, 1996.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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SouthTrust Alabama Tax-Free Income Fund

What is the Alabama Tax-Free Fund's Goal?

The Fund's goal is to provide current income exempt from federal income tax and the income tax imposed by the State of Alabama.

What are the Fund's Main Investment Strategies?

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The Fund seeks to achieve its goal by investing in tax-exempt fixed income securities. The Adviser selects investments after assessing factors such as trends in interest rates, creditworthiness, the supply of appropriate municipal bonds, and portfolio diversification. Although technically the Fund is "non-diversified" for regulatory purposes, the Adviser seeks to incorporate as much diversification among issuers of municipal bonds and industry sectors as market supply allows. In order to manage interest rate risks and produce competitive returns, the Fund will maintain an effective duration of four to eight years. Effective duration measures the price sensitivity of a fixed income security to changes in interest rates. During normal circumstances, at least 80% of the Fund's net assets will be invested in investment grade obligations issued by or on behalf of the State of Alabama, its political subdivisions, or agencies, the income from which will be exempt from federal and Alabama state income tax. Some of the interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

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What are the Main Risks of Investing in the Fund?

The prices of fixed-rate debt securities change in the opposite direction of interest rates. As a result, if interest rates increase, the value of the Fund's portfolio securities (and therefore the value of your Fund shares) could go down. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Other factors that may effect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Since the Fund is non-diversified for regulatory purposes and invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that are more fully diversified and/or invest in multiple states. While Alabama's economy has generally become more diversified (e.g., technology, banking, financial services, and health care), the local economies of certain regions may be heavily dependent on a single, large local employer or a manufacturing or natural resource-based industry (e ..g., textiles, coal mining, and timber)--any downturn in these and other industries may adversely impact one or more issuers of municipal securities within that region and effect the ability of those issuers to repay debt.

Alabama Tax-Free Income Fund--Performance Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2002 to March 31, 2002 was 0.59%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 4.53% (quarter ended March 31, 1995). Its lowest quarterly return was (1.78)% (quarter ended December 31, 1994).

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Average Annual Total Return Table*

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The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 5 Year Municipal Bond Index (LB5MB), and the Lehman Brothers 1-10 Year Blend Municipal Bond Index, broad-based market indexes. The Fund's Adviser has elected to change the index from LB5MB to LB1-10BMB because it is more representative of the securities in which the Fund invests. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)	1 Year	5 Years	10 Years
Fund
Return Before Taxes	0.97%	3.87%	4.23%
Return After Taxes on Distributions(1)	0.88%	3.84%	4.22%
Return After Taxes on Distributions and Sales of Fund Shares(1)	2.24%	3.51%	3.69%
LB5MB	6.21%	5.35%	5.72%
LB1-10BMB	5.53%	5.46%	--

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

* The SouthTrust Alabama Tax-Free Income Fund is the successor to a portfolio of a common trust fund managed by the Adviser. At the Fund's commencement of operations, the assets from the common trust fund were transferred to the Fund on August 20, 1999 in exchange for Fund shares. The quoted performance data includes the performance of the common trust fund for periods before the SouthTrust Alabama Tax-Free Income Fund's registration statement became effective on August 10, 1999, as adjusted to reflect SouthTrust Alabama Tax-Free Income Fund's expenses and sales load. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

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WHAT ARE THE FUNDS' FEES AND EXPENSES?

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This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund, Income Fund and Alabama Tax-Free Income Fund.

	Bond Fund	Income Fund	Alabama Tax-Free Income Fund
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%	3.50%	3.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)(2)	0.00%	0.00%	0.00%
Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(3)	0.60%	0.60%	0.60%
Distribution (12b-1) Fee(4)	None	0.25%	0.25%
Shareholder Services Fee(5)	0.25%	0.25%	0.25%
Other Expenses(6)	0.22%	0.36%	0.37%
Total Annual Fund Operating Expenses	1.07%	1.46%	1.47%
(1) Although not contractually obligated to do so, the adviser, distributor, shareholder servicing agent and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2002.
Total Waivers of Fund Expenses	0.20%	0.78%	0.83%
Total Actual Annual Fund Operating Expenses (after waivers)	0.87%	0.68%	0.64%
(2) A 1.00% redemption fee applies only to shares of the Bond Fund, Income Fund and the Alabama Tax-Free Income Fund purchases at net asset value (investments in excess of $1,000,000) which are redeemed within one year of purchase. See "How to Redeem and Exchange Shares".
(3) The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Income Fund and Alabama Tax-Free Income Fund (after the voluntary waivers) were 0.31% and 0.22%, respectively, for the fiscal year ended April 30, 2002.
(4) The Income Fund and the Alabama Tax-Free Income Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended April 30, 2002. The Income Fund and Alabama Tax-Free Income Fund have no intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending April 30, 2003.
(5) The shareholder servicing agent voluntarily waived a portion of the shareholder services fee. The shareholder servicing agent can terminate this voluntary waiver at any time. The shareholder services fees paid by the Bond Fund, Income Fund and Alabama Tax-Free Income Fund (after voluntary waivers) were 0.05%, 0.05% and 0.05%, respectively, for the fiscal year ended April 30, 2002.
(6) The administrator voluntarily waived a portion of the administrative fee of the Income Fund. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Income Fund (after voluntary waiver) were 0.32% for the fiscal year ended April 30, 2002.

Example

This Example is intended to help you compare the cost of investing in the Bond Fund, Income Fund and Alabama Tax-Free Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Bond Fund, Income Fund and Alabama Tax-Free Income Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Bond Fund, Income Fund and Alabama Tax-Free Income Fund operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Bond Fund
Expenses assuming redemption	$455	$678	$919	$1,610
Expenses assuming no redemption	$455	$678	$919	$1,610
Income Fund
Expenses assuming redemption	$493	$796	$1,120	$2,035
Expenses assuming no redemption	$493	$796	$1,120	$2,035
Alabama Tax-Free Income Fund
Expenses assuming redemption	$494	$799	$1,125	$2,046
Expenses assuming no redemption	$494	$799	$1,125	$2,046

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WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Treasury Securities

Treasury securities in which Bond Fund and Income Fund invest are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities in which Bond Fund and Income Fund invest are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities in which Bond Fund and Income Fund invest are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

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In addition, the credit risk of an issuer's debt securities may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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Mortgage Backed Securities

Mortgage backed securities in which Bond Fund and Income Fund invest represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms, including collateralized mortgage obligations (CMOs). Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Asset Backed Securities

Asset backed securities in which Bond Fund and Income Fund invest are payable from pools of obligations other than mortgages such as auto loans or credit card receivables. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities

Zero coupon securities in which Bond Fund and Income Fund invest do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Tax-Exempt Securities

Tax-exempt securities in which Alabama Tax-Free Income Fund invests are fixed income securities that pay interest that is not subject to federal income taxes or Alabama state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax- exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest up to 20% of its assets in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Temporary Defensive Investments

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. A Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Investment Ratings

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating organizations (NRSROs). For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. The Funds will purchase only those securities that are rated by at least one NRSRO within the four highest rating categories or, if unrated, are determined by the Adviser to be of comparable quality, which may include securities having speculative characteristics. The Funds may purchase securities rated within the lowest category of investment grade (i.e., Baa by Moody's Investors Service or BBB by Standard and Poor's). Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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Portfolio Turnover

The Funds actively trade their portfolio securities in an attempt to achieve their individual investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Funds' trading costs and may have an adverse impact on a Fund's performance.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds. For example, a Fund's share price may decline and you could lose money. Also, there is no assurance that a Fund will achieve its investment objective.

In addition, the shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.
  Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.
  A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Municipal Securities Risks

  Local political and economic factors may adversely affect the value and liquidity of municipal securities held by Alabama Tax-Free Income Fund. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. Because the Fund invests primarily in Alabama, it may be adversely affected by the factors or events particular to the state.

Issuer Diversification

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  The Alabama Tax-Free Income Fund is not diversified as defined by the 1940 Act. Compared to diversified funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

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Tax Risks

  In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Alabama Tax-Free Income Fund to shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When the Funds receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. Payment must be received by the Funds' custodian no later than 4:00 p.m. (Eastern time) by the third business day following receipt of the order. If federal funds are not received by such date, the order will be canceled and the institution placing the order will be responsible for any loss to the Funds or their shareholders. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending institution.

The minimum initial investment in each Fund is $1,000. The minimum subsequent investment is $50. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions. SouthTrust Bank (the "Company") or a broker/dealer that has entered into a sales agreement with Federated Securities Corp., the Funds' Distributor ("Distributor") (a SouthTrust Funds Dealer) may set different minimums for their customers.

Sales Charge When You Purchase Fund Shares

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Allowance as a Percentage of Offering Price
Less than $100,000	3.50%	3.63%	3.00%
$100,000 but less than $250,000	3.00%	3.09%	2.50%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1 million	2.00%	2.04%	1.50%
$1 million or greater*	0.00%	0.00%	0.00%

* A redemption fee of 1% may be imposed on certain redemptions made within one year of purchase. See "How to Redeem and Exchange Shares."

The sales charge at purchase may be reduced or eliminated by:

  purchasing shares in greater quantities to reduce applicable sales charges;
  combining concurrent purchases of shares by you, your spouse, and your children under age 21;
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous share purchases still invested in the Funds); or
  signing a letter of intent to purchase a specific dollar amount of shares within 13 months (call your SouthTrust Funds Dealer or the Funds for more information).

The sales charge will be eliminated when you purchase shares:

  of $1 million or more;
  by reinvesting redemption proceeds within 30 days of redeeming shares; and
  by exchanging shares of a Fund for other SouthTrust Funds or Class A Shares in certain Federated Funds which are distributed by the Distributor.

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From time to time, the Distributor may offer special concessions to enable investors to purchase shares of the Funds at NAV. To qualify for a NAV purchase, you must pay for such purchases with proceeds from the redemption of shares of a non-affiliated mutual fund on which a sales charge was paid. A qualifying purchase of shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. Proceeds from the redemption of shares on which no sales charges or commission were paid do not qualify for a purchase at NAV.

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If your investment qualifies for a reduction or elimination of the sales charge, you, SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer should notify the Distributor, at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

HOW ARE THE FUNDS SOLD?

The Distributor markets the shares described in this prospectus to institutions and individuals. The Alabama Tax-Free Income Fund may not be a suitable investment for retirement plans or for non-Alabama taxpayers because it invests in Alabama municipal securities.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Rule 12b-1 Plan

The Company has adopted a Rule 12b-1 Plan (Plan) on behalf of Income Fund and Alabama Tax-Free Income Fund, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' shares. The Company has no present intention to activate the Plan. Once the Funds begin accruing the 12b-1 fee, Fund expenses will rise. If the Company were to activate the Plan, it would be permitted to pay up to 0.25% of the average daily net assets of each Fund as a distribution fee to the Distributor. Because these shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

HOW TO PURCHASE SHARES

You may purchase shares through SouthTrust Funds Shareholder Services, through SouthTrust Securities, Inc., or through a SouthTrust Funds Dealer, or through an exchange from another SouthTrust Fund and certain Federated Funds. Texas residents that are not Trust customers of SouthTrust Bank should purchase shares through SouthTrust Securities, Inc. The Funds reserve the right to reject any request to purchase or exchange shares.

Trust customers of SouthTrust Bank should contact their account officer.

Through SouthTrust Funds Shareholder Services (1-888-735-3441)

  Establish your account with the Funds by submitting a completed account application; and
  Send your payment to the Funds by Federal Reserve wire or check.

You will become the owner of shares and your shares will be priced at the next calculated NAV after the Funds receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Funds or its transfer agent incurs.

An institution may establish an account and place an order by calling SouthTrust Funds Shareholder Services or a SouthTrust Funds Dealer and the shares will be priced at the next calculated public offering price after the Fund receives the order.

By Check

Complete an account application (for new accounts), make your check payable to the Fund (existing shareholders should note their account number on the check), and mail it to:

SouthTrust Funds Shareholder Services
P.O. Box 830804
Birmingham, AL 35283-0804

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than the Funds). If your check does not clear, your purchase will be canceled and you could be responsible for any losses or fees the Funds or its transfer agent incurs.

By Wire

To purchase shares by Federal Reserve wire, contact SouthTrust Funds Shareholder Services for wiring instructions. Wire orders will only be accepted on days on which the Funds, SouthTrust, and the Federal Reserve wire are open.

By Telephone

Once an account has been established, you may purchase additional shares by calling SouthTrust Funds Shareholder Services directly at 1-888-735-3441.

Through a SouthTrust Funds Dealer

  Establish an account with a SouthTrust Funds Dealer; and
  Submit your purchase order to your SouthTrust Funds Dealer before the end of trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the SouthTrust Funds Dealer forwards the order to the Funds on the same day and the Funds receives payment within three business days. You will become the owner of shares and receive dividends when the Fund receives your payment. SouthTrust Funds Dealers should send payments according to the instructions in the sections "By Check" or "By Wire."

Through an Exchange

You may purchase shares through an exchange from another SouthTrust Fund or Class A Shares of one of the Federated Funds. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations. Call SouthTrust Funds Shareholder Services to find out which Federated Funds are eligible for exchanges.

You may telephone an exchange request by calling SouthTrust Shareholder Services or your SouthTrust Funds Dealer.

Trust customers of SouthTrust Bank should contact their account officer.

By Automatic Investment Program (AIP)

Once you have opened an account, you may automatically purchase additional shares in a minimum amount of $50 on a monthly basis by completing an AIP application or by contacting SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Once you have opened an account, you may purchase additional shares through a depository institution that is an Automated Clearing House (ACH) member. This purchase option can be established by completing the appropriate sections of the AIP Application.

HOW TO REDEEM AND EXCHANGE SHARES

You may redeem or exchange shares through SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Trust customers of SouthTrust Bank should contact their account officer.

Through SouthTrust Funds Shareholder Services (1-888-735-3441)

By Telephone

You may redeem or exchange shares by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

The Funds reserve the right to wire redemption proceeds within five business days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. Redemptions by wire can only be made on days the Federal Reserve wire system, SouthTrust, and the Funds are open for business. See "Payment Methods for Redemptions".

By Mail

You may redeem or exchange shares by mailing your request to:

SouthTrust Funds Shareholder Services
P.O. Box 830804
Birmingham, AL 35283-0804

Your redemption will be processed after the Funds receives your written request in proper form.

All requests must include:

  the Fund name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund name, account number and account registration into which you are exchanging.

Call SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

Through a SouthTrust Funds Dealer

Submit your redemption or exchange request to SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Funds receives the order.

Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the Account Application Form. Keep in mind that wire transfers of redemption proceeds can only occur on days when the Federal Reserve wire system is open. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed the next business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Funds if those checks are undeliverable and returned to the Funds.

Redemption Fee

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In order to discourage short-term investments in the Funds, the Company charges a redemption fee in connection with redemptions of shares held for less than one year which were purchased at NAV (for $1,000,000 or more). The charge is 1% of either the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. In determining if a charge applies and the amount of the charge, the first shares redeemed are those purchased with reinvested dividends and capital gain distributions, followed by others held the longest. Certain redemptions are not assessed the fee. Call SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer for more information.

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The 1% redemption fee is not a deferred sales charge but is rather a means to offset the additional costs associated with short-term investments in the Funds.

Exchange Privileges

Shareholders who have purchased shares of the Funds (including shares acquired through a reinvestment of a dividend or distribution on such shares) may exchange into one of the other SouthTrust Funds or one of the Federated Funds without paying an additional sales charge. Shareholders exchanging shares of SouthTrust U.S. Treasury Money Market Fund which were received in a previous exchange involving shares on which a load was paid will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent investment into the load Funds.

To exchange, you must:

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  exchange shares having a NAV of at least $1,000;
  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

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The Funds may modify or terminate the exchange privilege at any time. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Funds may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other SouthTrust Funds.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

Automatic Withdrawal Plan (AWP)

You may automatically redeem shares if the value of your account equals $10,000 or more (other than retirement accounts subject to required minimum distributions). Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual payment of a stated amount not less than $50. Complete the appropriate section of the Account Application or contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.

Additional Conditions

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

ACCOUNT AND SHARE INFORMATION

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges (except for automatic transactions). In addition, you will receive periodic statements reporting all account activity, including automatic transactions, dividends and capital gains paid.

Dividends and Capital Gains

The Funds declare and pay any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain. Contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

Tax Information

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

It is anticipated that Alabama Tax-Free Income Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Alabama Tax-Free Income Fund's dividends will be exempt from Alabama state personal income tax to the extent they are derived from interest on obligations exempt from Alabama personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Funds.

WHO MANAGES THE FUNDS?

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The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, SouthTrust Investment Advisors, a department of SouthTrust Bank. SouthTrust Bank, an Alabama state-chartered bank, is headquartered in Birmingham, Alabama and is a wholly-owned subsidiary of SouthTrust Corporation, a publicly-held bank holding company. The Adviser manages each Fund's assets, including the selection and management of portfolio securities. The Adviser, SouthTrust Bank, and SouthTrust Corporation all have their principal offices at 420 North 20th Street, Birmingham, Alabama 35203.

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Prior to March 15, 2001, SouthTrust Bank served as the Adviser to each of the Funds. In 2001, SouthTrust Bank, acting pursuant to the newly enacted legal requirements of the Gramm-Leach-Bliley Act, registered SouthTrust Investment Advisors as an investment adviser with the SEC. This registration became effective as of March 15, 2001, at which time SouthTrust Investment Advisors became the Adviser to the Funds.

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The Adviser's experience includes the management of various collective and common investment funds and the provision of investment management services to banks and thrift institutions, corporate and profit-sharing trusts, municipal and state retirement funds, and individual investors. As of April 30, 2002, the Adviser had approximately $5.2 billion in assets under management.

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The Adviser receives an investment advisory fee from each Fund, computed daily and payable monthly, at an annual rate of 0.60%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

Investment decisions for the Bond Fund, Income Fund and Alabama Tax Free Income Fund are made by investment teams with Michael Smith as the lead portfolio manager for the Bond Fund, Jeffrey Greenert as lead portfolio manager for the Income Fund and David Howell as lead portfolio manager for the Alabama Tax-Free Income Fund.

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Mr. Smith has been a Vice-President and Senior Fixed Income Portfolio Manager with SouthTrust Investment Advisors since November 2000. From 1999 to November 2000, Mr. Smith was an institutional salesperson for J.C. Bradford. From 1992 to December 1998, Mr. Smith worked in New York for Salomon Smith Barney where his most recent assignment was as an institutional fixed income strategist for Agencies and Preferred Stock. Also during that time, he worked as a global fixed income strategist specializing in the analysis of Governments and Corporate bonds. Mr. Smith began his career in New York at Lehman Brothers in the taxable fixed income trading group. He earned his MBA in finance from Vanderbilt University and received a BSBA in finance from the University of Denver.

Mr. Greenert has been a Vice President and Senior Fixed-Income Portfolio Manager with SouthTrust Investment Advisors since August 1998 specializing in short-term and enhanced cash investments. Prior to joining SouthTrust Investment Advisors, Mr. Greenert served as a Vice President and Fixed-Income Portfolio Manager for Barnett Capital Advisors, where his responsibilities included their short-term bond mutual fund. Mr. Greenert received his MBA from the University of North Florida and his Bachelors of Science Degree in Finance from the University of Florida.

Mr. Howell, a member of the SouthTrust investment team for over 14 years, brings more than 20 years of experience to the management of SouthTrust Alabama Tax-Free Income Fund. He has responsibility for the management of over $400 million in assets specializing in intermediate and long-term fixed income assets. He holds a B.S. from the University of North Alabama.

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FINANCIAL INFORMATION

Financial Highlights

The Financial Highlights will help you understand the Bond Fund's, Income Fund's and the Alabama Tax-Free Income Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

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This information for the year ended April 30, 2002 has been audited by KPMG LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.

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SOUTHTRUST BOND FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

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	Year Ended April 30,
	2002(1)		2001	2000	1999	1998

Net Asset Value, Beginning of Period	$ 10.08		$ 9.67	$ 10.24	$ 10.40	$ 9.95
Income from Investment Operations:
Net investment income	0.55	(2)	0.57	0.58	0.55	0.60
Net realized and unrealized gain (loss) on investments	(0.13	)(2)	0.42	(0.57)	0.03	0.45

Total from investment operations	0.42		0.99	0.01	0.58	1.05

Less Distributions:
Distributions from net investment income	(0.54)		(0.58)	(0.58)	(0.56)	(0.60)
Distributions from net realized gain on investments	--		--	--	(0.18)	--

Total distributions	(0.54)		(0.58)	(0.58)	(0.74)	(0.60)

Net Asset Value, End of Period	$ 9.96		$ 10.08	$ 9.67	$ 10.24	$ 10.40

Total Return (3)	4.18%		10.47%	0.15%	5.54%	10.80%
Ratios to Average Net Assets:
Expenses	0.87%		0.89%	0.84%	0.84%	0.84%
Net investment income	5.07	%(2)	5.80%	5.88%	5.26%	5.88%
Expense waiver/ reimbursement (4)	0.20%		0.20%	0.22%	--	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$ 144,180		$ 140,549	$ 113,381	$ 129,897	$ 114,650
Portfolio turnover	114%		80%	76%	119%	107%

(1) Beginning with the year ended April 30, 2002, the Fund was audited by KPMG LLP. Each of the previous years was audited by other auditors.

(2) Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting/amortizing market discounts and premiums on long term debt securities. The effect of this change for the year ended April 30, 2002 was to decrease the net investment income per share by $0.02, increase net realized and unrealized gain/loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.31% to 5.07%. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(3) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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SOUTHTRUST INCOME FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

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	Year Ended April 30,
	2002(1)		2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 9.72		$ 9.41	$ 9.78	$ 9.81	$ 9.68
Income from Investment Operations:
Net investment income	0.53	(2)	0.57	0.58	0.57	0.58
Net realized and unrealized gain (loss) on investments	(0.13	)(2)	0.31	(0.37)	(0.03)	0.13

Total from investment operations	0.40		0.88	0.21	0.54	0.71

Less Distributions:
Distributions from net investment income	(0.50)		(0.57)	(0.58)	(0.57)	(0.58)

Net Asset Value, End of Period	$ 9.62		$ 9.72	$ 9.41	$ 9.78	$ 9.81

Total Return (3)	4.17%		9.58%	2.25%	5.58%	7.46%
Ratios to Average Net Assets:
Expenses	0.68%		0.70%	0.64%	0.75%	0.75%
Net investment income	4.77	%(2)	5.91%	6.13%	5.76%	5.86%
Expense waiver/reimbursement (4)	0.53%		0.56%	0.57%	0.41%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,863		$ 69,728	$ 64,262	$ 52,446	$ 39,969
Portfolio turnover	69%		55%	85%	48%	112%

(1) Beginning with the year ended April 30, 2002, the Fund was audited by KPMG LLP. Each of the previous years was audited by other auditors.

(2) Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting/amortizing market discounts and premiums on long term debt securities. The effect of this change for the year ended April 30, 2002 was to decrease the net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03 and decrease the ratio of net investment income to average net assets from 5.09% to 4.77%. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(3) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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SOUTHTRUST ALABAMA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

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	Year Ended April 30,			Period Ended April 30,
	2002 (1)		2001	2000 (2)
Net Asset Value, Beginning of Period	$ 10.35		$ 9.87	$ 10.00
Income from Investment Operations:
Net investment income	0.40	(3)	0.43	0.29
Net realized and unrealized gain (loss) on investments	0.26	(3)	0.47	(0.14)

Total from investment operations	0.66		0.90	0.15

Less Distributions:
Distributions from net investment income	(0.42)		(0.42)	(0.28)
Distributions from net realized gain on investments	(0.05)		--	--

Total distributions	(0.47)		(0.42)	(0.28)

Net Asset Value, End of Period	$ 10.54		$ 10.35	$ 9.87

Total Return (4)	6.44%		9.27%	1.47%
Ratios to Average Net Assets:
Expenses	0.64%		0.63%	0.65	%(5)
Net investment income	3.96	%(3)	4.19%	4.17	%(5)
Expense waiver/reimbursement (6)	0.58%		0.60%	0.60	%(5)
Supplemental Data:
Net assets, end of period (000 omitted)	$ 55,456		$ 52,546	$ 52,766
Portfolio turnover	50%		14%	33%

(1) Beginning with the year ended April 30, 2002, the Fund was audited by KPMG LLP. Each of the previous periods was audited by other auditors.

(2) Reflects operations for the period from August 20, 1999 (date of initial public investment) to April 30, 2000.

(3) Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting/amortizing market discounts and premiums on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase the net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01 and increase the ratio of net investment income to average net assets from 3.95% to 3.96%. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(4) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(5) Computed on an annualized basis.

(6) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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[Logo of SouthTrustFunds]

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SOUTHTRUST BOND FUND
SOUTHTRUST INCOME FUND
SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

A Statement of Additional Information (SAI) dated June 30, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call SouthTrust Funds Shareholder Services at 1-888-735-3441 or your SouthTrust Funds Dealer.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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JUNE 30, 2002

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Investment Adviser: SouthTrust Investment Advisors	Cusip 844734202
Distributor: Federated Securities Corp.	Cusip 844734400
Cusip 844734608
Investment Company Act File No. 811-6580	G00859-04 (6/02)

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Statement of Additional Information

SOUTHTRUST BOND FUND

SOUTHTRUST INCOME FUND

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIOS OF SOUTHTRUST FUNDS

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for SouthTrust Bond Fund, SouthTrust
Income Fund, and SouthTrust Alabama Tax-Free Income Fund dated June 30, 2002.
This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or the Annual Reports without charge by calling 1-800-843-8618.

June 30, 2002

                                    Contents
                                    How are the Funds Organized?         2
                                    Securities in Which the Funds Invest
                                     2
                                    What do Shares Cost?                 15
                                    How are the Funds Sold?              16
                                    Exchanging Securities for Shares
                                     17
                                    Subaccounting Services               17
                                    Redemption Fee                       18
                                    Redemption in Kind
                                     18
                                    Massachusetts Partnership Law        18
                                    Account and Share Information        18
                                    Tax Information                      19
                                    Who Manages and Provides Services to the
                                    Funds? 19
                                    How Do the Funds Measure Performance?
                                     23
                                    Financial Information                25
                                    Investment Ratings
                                     25
                                    Addresses                      Back Cover
Cusip 844734202
Cusip 844734400
Cusip 844734608

G00859-07 (6/02)

HOW ARE THE FUNDS ORGANIZED?

The SouthTrust Bond Fund and SouthTrust Income Fund are diversified portfolios of SouthTrust Funds (Company). The Alabama Tax-Free Income Fund is
a non-diversified portfolio of the Company. The Company is an open-end management investment company that was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on March
4, 1992. The Company may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees has established five diversified and one non-diversified investment portfolios. This SAI relates to SouthTrust Bond
Fund, SouthTrust Income Fund, and SouthTrust Alabama Tax-Free Income Fund.
The Funds' investment adviser is SouthTrust Investment Advisors, a registered investment adviser and a department of SouthTrust Bank (Adviser).

SECURITIES IN WHICH THE FUNDS INVESTS

In pursuing its investment strategy, the Funds may invest in the following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a:

P =Principal investment of the Funds;

A = Acceptable (but not principal) investment of the Funds; or

N = Not an acceptable investment of the Funds.

                                                             Alabama Tax
Securities                              Bond Fund Income     Free Income
                                                  Fund       Fund
Equity Securities                       N         A          N
   Common Stocks                        N         A          N
   Preferred Stocks                     A         A          N
   Warrants                             N         A          N
Fixed Income Securities                 P         P          A
   Treasury Securities                  P         P          A
   Agency Securities                    P         P          N
   Corporate Debt Obligations 1         P         P          N
      Commercial Paper                  A         A          N
      Demand Instruments                A         A          N
   Taxable Municipal Bonds              A         A          N
   Mortgage-Backed Securities 2         P         P          N
   Collateralized Mortgage Obligations  P         P          N
(CMOs)
      Sequential CMOs                   P         P          N
      PACs, TACs and Companion Classes  P         P          N
      IOs and POs                       A         A          N
      Floaters and Inverse Floaters     A         A          N
      Z Classes and Residual Classes    A         A          N
   Asset Backed Securities              P         P          N
   Zero Coupon Securities               A         A          N
   Bank Instruments                     A         A          A
   Credit Enhancement                   A         A          A
Convertible Securities 3                A         A          N
Tax Exempt Securities                   N         N          P
   General Obligation Bonds             N         N          P
   Special Revenue Bonds                N         N          P
     Private Activity Bonds             N         N          A
   Tax Increment Financing Bonds        N         N          A
   Municipal Notes                      N         N          A
Variable Rate Demand Instruments        A         A          A
Foreign Securities                      A         A          N
   Depositary Receipts                  A         A          N
   Foreign Government Securities        A         A          N
Derivative Contracts                    A         A          A
Special Transactions                    A         A          A
   Repurchase Agreements                A         A          A
   Reverse Repurchase Agreements        A         A          N
   Delayed Delivery Transactions        A         A          N
   To Be Announced Securities           A         A          N
   Securities Lending 4                 A         A          A
   Asset Coverage                       A         A          A
Investing in Securities of Other        A         A          A
Investment Companies
Illiquid Securities                     A         A          A
1.   The Bond Fund and Income Fund may invest in corporate debt obligations which are rated, at the time of purchase, investment grade by an NRSRO, or, if unrated, are of comparable quality as determined by the Adviser. If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.
-------------------------------------------------------------------------------
2.   The Bond Fund and Income Fund will invest in mortgage backed securities which are rated, at the time of purchase, investment grade by an NRSRO, or if unrated, of comparable quality as determined by the Adviser.
3.   The Bond Fund and Income Fund will invest in convertible securities which are rated, at the time of purchase, investment grade by an NRSRO, or if unrated, of comparable quality as determined by the Adviser.

4.   Such loans will not exceed 33 1/3% of a Fund's total assets. Loans of portfolio securities by a Fund will be collateralized by cash,  letters of credit or U.S. government securities which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the
Income Fund invests. The Bond Fund may invest in preferred stocks.

   Common Stocks
     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   Preferred Stocks
     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

   Warrants
   Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.  Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending  upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the
Funds invest.

   Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
   United States supports some GSEs with its full faith and credit. Other
   GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having
   implied     support because the federal government sponsors their
   activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

   Corporate Debt Securities
   Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures and commercial paper are the most prevalent types of  corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
   securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   Commercial Paper
      Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments
     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Taxable Municipal Securities
 Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month.  Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages.  As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits
(REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities.
This creates different prepayment and interest rate risks for each CMO class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

           Sequential CMOs
           In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay
      CMOs reduces the prepayment risks of subsequent classes.

      PACs, TACs and Companion Classes
           More sophisticated CMOs include planned amortization classes
      (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.
      This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

      IOs and POs
           CMOs may allocate interest payments to one class (Interest Only or
      IOs) and principal payments to another class (Principal Only or POs).
      POs increase in value when prepayment rates increase.  In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments.  However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

      Floaters and Inverse Floaters
           Another variant allocates interest payments between two classes of
      CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters)
      receives any remaining interest payments from the underlying mortgages.
      Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the
      Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

           Z Classes and Residual Classes
           CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class.  Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off.  Once this happens, holders of Z class CMOs receive all payments and prepayments.  Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

      The degree of increased or decreased prepayment risks depends upon the structure of the CMOs.  However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of  fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities
There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured  interest bearing deposits with banks.  Bank instruments include bank accounts,  time deposits,  certificates of deposit and  banker's  acceptances.  Yankee  instruments  are  denominated  in U.S.
dollars  and  issued  by  U.S.   branches  of  foreign  banks.  Eurodollar
instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement
All of the Funds may purchase securities backed by credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer.  Normally, the credit enhancer has greater financial resources and liquidity than the issuer.  For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders.  Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that the Bond Fund and
Income Fund have the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.  Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

    General Obligation Bonds
     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

    Special Revenue Bonds
    Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees.
   Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

    Private Activity Bonds
     Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the  municipality. Therefore, any default on the loan normally would result in a default on the bonds.

        The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Alabama Tax-Free Fund may invest in bonds subject to AMT.

   Tax Increment Financing Bonds
    Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Municipal Bond Insurance
The Alabama Tax-Free Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities ("Policy" or "Policies"). These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may by purchased by the Fund. The premiums for the Policies may be paid by the Fund and the yield on the Fund's portfolio may be reduced thereby.

The Fund may require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities, when, in the opinion of the Fund's Adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities).

Issuer-Obtained Insurance policies are non-cancelable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by
Issuer-Obtained Insurance, then such security need not be insured by the
Policies purchased by the Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable for those payments of interest and principal which are due and owing at the time of the sale.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the
Fund's Adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the
Fund.

The Fund may purchase Policies from MBIA Corp. (MBIA), AMBAC Indemnity
Corporation (AMBAC), Financial Guaranty Insurance Company (FGIC), or any
other municipal bond insurer which is rated AAA by Standard & Poor's
(S&P) or Aaa by Moody's Investors Service, (Moody's). Each Policy
guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in the Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the
Fund that such non-payment has occurred.

MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the
Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.  MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Fund reserves the right to terminate any of the Policies if it determines that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Fund reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated
AAA by S&P or Aaa by Moody's.

Variable Rate Demand Instruments
Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Foreign Securities
Foreign securities are securities of issuers based outside the United States.
The Funds consider an issuer to be based outside the United States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country;
   or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

    Depositary Receipts
     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying
   American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United
   States rather than in overseas markets. ADRs are also traded in U.S.
   dollars, eliminating the need for foreign exchange transactions. The foreign securities  underlying European Depositary Receipts (EDRs), Global
   Depositary Receipts (GDRs), and International Depositary Receipts (IDRs),
   are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

   Foreign Government Securities
     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or  development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and
   Development (the World Bank), the Asian Development Bank, the European
   Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.
In this case, the exchange sets all the terms of the contract except for the price.  Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.
Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential  defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such
as securities dealers, deemed creditworthy by the    Adviser.

The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value
of    the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the
price of its shares. Settlement dates may be a month or more    after
entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced (TBA) Securities
As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Securities Lending
The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The
Fund may pay administrative and custodial fees in connection with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Funds will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds a Fund's obligations. Unless a
Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses.

Illiquid Securities

The Funds may invest up to 15% of the total value of their net assets in securities that are illiquid. An illiquid security is one which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued it on its books.
Repurchase agreements with maturities in excess of seven days will be considered by the Funds to be illiquid.

Temporary Defensive Investments
The Funds may temporarily depart from their principal investment strategies by investing their assets in U.S. government obligations, notes, zero coupon securities (in the case of the Bond Fund and Income Fund), and repurchase agreements collateralized by U.S. government obligations. In the case of
Alabama Tax-Free Fund, temporary defensive investments may include taxable securities. The Funds may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions.
This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

INVESTMENT RISKS

Interest Rate Risks
o     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Sector Risks
o     Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the
   Adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks
o     Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o     Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants
   to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o     OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks
o     Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
o     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o     Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.

o     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk.
   Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk.  An increase in the spread will cause the price of the security to decline.

o     Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a
   Fund  to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Prepayment Risks
o     Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase.
   This extends the life of mortgage backed securities with lower interest rates.  As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Call Risks
o     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o     If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Interest Rate Risks
o     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices  of other securities rise or remain unchanged.

o     Interest rate changes have a greater effect on the price of fixed income  securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Stock Market Risks
o     The value of equity securities in the Income Fund's portfolio will rise and  fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations.
   Consequently, the Fund's  share price may decline and you could lose money. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Tax Risks
o     In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Alabama Tax-Free Fund to shareholders to be taxable.

o     Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Currency Risks
o     Exchange rates for currencies fluctuate daily. The combination of currency risk and interest rate risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the
   U.S.

o     The Adviser attempts to manage currency risk by limiting the amount a
   Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing
o     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United
   States.  Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o     Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the
   United States. Foreign companies may also receive less coverage than
   United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those  applicable to U.S. companies. These factors may prevent the Funds and their Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o     Foreign countries may have restrictions on foreign ownership of securities  or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Funds'  investments.

Risks of Investing in Alabama
The economy of Alabama historically has relied on manufacturing and natural resource-based industries which included textiles, apparel, food processing, coal mining and timber. Throughout the 1990's, many of these industries have faced intense competition from overseas and have been forced to downsize or dramatically alter the way they do business in response to these threats. As a result, the Alabama economy has undergone much diversification and transition in the past decade. Since the 1991 recession, the State's proactive business development policies have yielded big results with growth in high technology, health care, banking and business services, particularly in the Birmingham, Huntsville, and Mobile metropolitan areas. Once heavily reliant on the steel industry, the Greater Birmingham area has exhibited significant transformation, and has demonstrated its resiliency by attracting several major companies to the region in recent years. This has fueled a dramatic suburban expansion that has greatly benefited the real estate development and construction trades.

The outlook for the future is that modest economic growth will continue with growth in some industries more than offsetting downsizing in the textile and apparel sectors. Particularly noteworthy is growth associated with automobile manufacturing as Mercedes-Benz (a subsidiary of Daimler-Chrysler) has operated an assembly plant in Vance, Alabama since 1998 and Honda has built a plant in Lincoln, Alabama which was completed in 2001 to meet increased demand for sport-utility vehicles. This should allow solid employment growth to continue with unemployment expected to keep pace with the national average as it has substantially closed the gap. These trends indicate stable to modestly improving demographic and credit fundamentals for issuers of municipal debt within the State.

The State has been characterized by conservative financial management and fiscal practices as is evidenced by its fairly low general obligation debt burden and its ability to consistently maintain a AA credit rating from both
Standard and Poor's and Moody's Investors Service. The state constitution does not allow for deficit spending so should a revenue shortfall occur, the governor is required to cutback spending across the board. This has not occurred since 1993 and is not expected in the current year.

INVESTMENT LIMITATIONS
The following investment limitations pertain to each of the SouthTrust Funds.
No Fund may:

1. Purchase securities of any one issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities if more than 5% of the value of the Fund's total assets, taken at current value, would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Company, except that up to 25% of the value of the Fund's total assets, taken at current value, may be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities)
whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

2. Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings including reverse repurchase agreements and borrowing from banks in excess of
5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation.

3. Purchase any securities which would cause 25% or more of the value of the
Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i)
instruments that are issued (as defined in Investment Limitation No. 1 above)
or guaranteed by the United States, any state, territory or possession of the
United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and (ii) repurchase agreement secured by the instruments described in clause (i); (b)
wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and(c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry).

4. Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940
(1940 Act).

6. Act as an underwriter of securities, except to the extent that it may be deemed an underwriter within the meaning of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.

7. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

8. Purchase securities of companies for the purpose of exercising control.

9. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

10. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

11. Make loans, except that each Fund may purchase and hold debt instruments
(whether such instruments are part of a public offering or privately negotiated), may lend portfolio securities and enter into repurchase agreements in accordance with its investment objective and policies.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act.

Because the Bond Fund's name refers to bonds, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in investment grade bonds.

portfolio turnover
The Bond Fund experienced higher turnover variation during the past two years. The Bond Fund's portfolio was restructured as a result of the
Adviser's expectation of the general direction of interest rates.

Determining Market Value of Securities

Market values of the Funds' portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; or for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o     futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the- counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o     for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Funds' net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of each Fund.

REDUCING OR eliminating THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts
Larger purchases can reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a Trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Funds in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases
You can combine concurrent purchases of the same share class of two or more
SouthTrust Funds in calculating the applicable sales charge.

Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of
Shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the
Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 30 days, your redemption proceeds at the next determined NAV, without any sales charge.

Through SouthTrust Funds Shareholder Services
If you purchase Fund shares directly through SouthTrust Funds Shareholder
Services, your purchase will be made at the next determined NAV, without any
Sales charge.

Purchases by Affiliates of the Funds
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o     the current or retired Trustees, employees and sales representatives of the Funds, the Adviser, the Distributor and their affiliates and the immediate family members of these individuals;

o     retired employees of SouthTrust Corporation and it's affiliates;

o     investors for whom SouthTrust Corporation or one of it's affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (this does not include transactions executed by SouthTrust Securities, Inc., including, but not limited to, self-directed Individual Retirement
   Accounts); and

o     employees who purchase Shares through a payroll deduction plan sponsored by their employees.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Federated
Securities Corp.) located at Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA 15222-3779 offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (income fund and alabama tax free income fund Only)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Funds may pay SouthTrust Bank for providing shareholder services and maintaining shareholder accounts.  SouthTrust Bank may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor Federated
Shareholder Services Company (these fees do not come out of Fund assets). The
Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserves the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION FEE

In order to discourage short-term investments in the Funds, the Company charges a redemption fee in connection with redemptions of shares held less than one year which were purchased at NAV (for $1,000,000 or more). The charge is 1% of either the lesser of the value of the shares redeemed
(exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares, and is retained by the Funds and not paid to the
Distributor.

The redemption fee is not assessed on:

o     exchanges (except if shares acquired by exchange were then redeemed within twelve months of the initial purchase);

o     redemptions made in connection with distributions from qualified retirement plans, 403(b) plans or IRAs due to death, disability or attainment of age 591/2;

o     redemptions resulting from the tax-free return of excess contributions to IRAs or employee benefit plans; and

o     redemptions through certain automatic withdrawals.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940
Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determines its
NAV. The portfolio securities will be selected in a manner that the Funds'
Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Company. To protect its shareholders, the Company has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Company.

In the unlikely event a shareholder is held personally liable for the
Company's obligations, the Company is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the
Company will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Company. Therefore, financial loss resulting from liability as a shareholder will occur only if the Company itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Funds gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Company have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Company's outstanding shares of all series entitled to vote.

As of June 3, 2002 the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Bond Fund Shares: Lynspen & Co.,
Birmingham, AL owned approximately 13,577,086 Shares (95.6%).

As of June 3, 2002 the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Income Fund Shares: Lynspen & Co.,
Birmingham, AL owned approximately 7,311,180 Shares (93.49%)

As of June 3, 2002 the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Alabama Tax-Free Income Fund Shares:
Lynspen & Co., Birmingham, AL, owned approximately 4,538,603 Shares
(85.8%), and FiServ Securities, Inc., Philadelphia, PA, owned approximately
509,742 Shares (9.64%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Funds intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Funds will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Company's other portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Company's business affairs and for exercising all the Company's powers except those reserved for the shareholders.  The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e.,
"Interested" Board members) and those who are not (i.e., "Independent" Board members). The Company comprises six portfolios.

As of June 3, 2002, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name
-----------------------------------------------------------------------------
Birth Date                                                      Aggregate
Address             --------------------------------------------Compensatio--
Positions Held with                                             From
Company             --------------------------------------------Company    --
Date Service Began    Principal Occupation(s) for Past Five     (past
                    --Years, Other Directorships Held and     --fiscal     --
                      Previous Positions                        year)
  William O. Vann *   Principal Occupations: President and          $12,000
--------------------  Chairman, Vann Family Investments LLC;
  Birth Date:         Trustee and Past Chairman, The
January 28, 1942      Childrens' Hospital of Alabama.
P.O. Box 10645        Previous Position:  Chairman and Chief
Birmingham, AL        Executive Officer, Young & Vann
TRUSTEE               Supply Co.; Partner, B&B
Began serving:        Investments.
April, 1992

Thomas M. Grady.*     Principal Occupations:  Partner of the        $12,000
Birth Date: July      law firm of Hartsell & Williams,
25, 1941              P.A.; Member, Board of Directors,
P.O. Box 2            Pfeiffer University; Trustee, Cannon
--------------------  Foundation.
708 McLain Road
Kannapolis, NC
TRUSTEE
Began serving:
March, 1998

Billy L. Harbert,     Principal Occupations:  President and         $12,000
Jr. *                 Chief Executive Officer, B.L. Harbert
Birth Date: May 23,   International LLC (construction).
1965                  Other Directorships Held:
--------------------  Member/Shareholder, Bonaventure
B.L. Harbert          Capital, LLC; Member /Shareholder,
International LLC     Bonaventure Partners LLC; Board Member/
820 Shades Creek      Shareholder, Founders Trust Company,
Parkway               Inc.; and Member /Shareholder, Treble
Birmingham, AL        Range Partners, LLC.
TRUSTEE

Began serving:
November, 1997

--------------------

--------------------

* Each Trustee is considered to be "interested" because of his ownership of the common stock of SouthTrust Corporation.
------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name
Birth Date           ---------------------------------------------------------
Address                                                          Aggregate
Positions Held with  --------------------------------------------Compensatio--
Company                                                          From
Date Service Began   --------------------------------------------Company    --
                       Principal Occupation(s) for Past Five     (past
                     --Years, Other Directorships Held and     --fiscal     --
                       Previous Positions                        year)
Charles G. Brown, III  Principal Occupation:  President,             $13,200
Birth Date: November   Tubular Products Company (since 1985);
27, 1953               Managing Partner, Red Hollow
Tubular Products Co.   Partnership.
---------------------
1400 Red Hollow Road
Birmingham, AL
CHAIRMAN AND TRUSTEE
Began serving:
April, 1992

Russell W. Chambliss   Principal Occupations:  President  and        $12,000
Birth Date: December   Chief Executive Officer, Mason
26, 1951               Corporation (manufacturer of roll
Mason Corporation      formed aluminum and steel products).
123 Oxmoor Road
---------------------
Birmingham, AL
TRUSTEE
Began serving:
April, 1992

Lawrence W. Greer,     Principal Occupation:  Vice President         $12,000
M.D.                   of Investments, Dunn Investment Company
Birth Date: October    (since 1992);
26, 1944               Other Directorships Held: Chairman,
Dunn Investment Co.    Board of Directors, Southern
---------------------  BioSystems; Director, Daily Access
P.O. Drawer 247        Concepts, Inc., Electronic HealthCare
Birmingham, AL         Systems, Inc.; Cumberland
TRUSTEE                Pharmaceuticals, Biotechnology
Began serving:         Association of Alabama, and Research
October, 1999          Foundation- University of Alabama at
                       Birmingham.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                       Principal Occupation:  President, Jones        $3,000
George H. Jones, III   & Kirkpatrick PC (accounting firm).
Birth Date: April 1,
1950
Jones &
Kirkpatrick PC
300 Union Hill Drive
Birmingham, AL
TRUSTEE
Began Serving:
August, 2001

OFFICERS
------------------------------------------------------------------------------

Name
Birth Date                        --------------------------------------------------------------
Address
Positions Held with Company       --------------------------------------------------------------

                                  --------------------------------------------------------------
                                    Principal Occupation(s) and Previous Positions
Edward C. Gonzales                  Principal Occupations:  President, Executive Vice President
Birth Date: October                 and Treasurer of some of the Funds in the Federated Fund
22, 1930                            Complex; Vice Chairman, Federated Investors, Inc.; Trustee,
-----------------------             Federated Administrative Services.
Federated Investors Tower
1001 Liberty Avenue                 Previous Positions:  Trustee or Director of some of the
Pittsburgh, PA                      Funds in the Federated Fund Complex; CEO and Chairman,
PRESID  CHIEF EXECUTIVE OFFICER     Federated Administrative Services; Vice President,
                                    Federated Investment Management Company, Federated
                                    Investment Counseling, Federated Global Investment
                                    Management Corp. and Passport Research, Ltd.; Director and
                                    Executive Vice President, Federated Securities Corp.;
                                    Director, Federated Services Company; Trustee, Federated
                                    Shareholder Services Company.

Richard S. White, Jr.               Principal Occupations:  President, SouthTrust Bank.
------------------------------------------------------------------------------------------------
Birth Date: March 14, 1932          Previous Positions:  Division President, SouthTrust Capital
------------------------------------Management Group.
SouthTrust Bank                     ------------------------------------------------------------
------------------------------------.
420 North 20th Street               ------------------------------------------------------------
------------------------------------
Birmingham, AL                      ------------------------------------------------------------
------------------------------------
PRESIDENT                           ------------------------------------------------------------
------------------------------------
                                    ------------------------------------------------------------
----------------------------------

Charles S. Beard                    Principal Occupations: Vice President, SouthTrust Bank.
------------------------------------------------------------------------------------------------
Birth Date: October, 26, 1946
------------------------------------------------------------------------------------------------
SouthTrust Bank                     Previous Positions:  Senior Vice President and Marketing
------------------------------------Director, Capital Management Group, SouthTrust Bank.
420 North 20th Street               ------------------------------------------------------------
------------------------------------
Birmingham, AL                      ------------------------------------------------------------
------------------------------------
VICE PRESIDENT
Peter J. Germain                    Principal Occupations:  Senior Vice President and Director,
----------------------------------  Mutual Fund Services Division, Federated Services Company.
Birth Date: September 2, 1959
Federated Investors Tower           Previous Positions:  Senior Corporate Counsel, Federated
1001 Liberty Avenue                 Investors, Inc.
Pittsburgh, PA
VICE PRESIDENT

                                    Principal Occupations:  Vice President, Federated Services
Beth Broderick                      Company (1997 to present); Client Services Officer,
----------------------------------  Federated Services Company (1992-1997).
Birth Date: August 2, 1965
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA

VICE PRESIDENT

------------------------------------------------------------------------------
John D. Johnson                     Principal Occupations:  Associate Corporate Counsel,
Birth Date: November                Federated Investors, Inc. (1999 to Present); Assistant Vice
8, 1970                             President, Federated Services Company.
Federated Investors
Tower                               Previous Positions:  Associate, Kirkpatrick & Lockhart
1001 Liberty Avenue                 LLP (1997 to 1999)
Pittsburgh, PA
SECRETARY

COMMITTEES of the board
                                                                                  MEETINGS
----------------------------------------------------------------------------------HELD
  BOARD       COMMITTEE                                                           DURING
COMMITTEE--    MEMBERS    --------------------------------------------------------LAST
                                            COMMITTEE FUNCTIONS                   FISCAL
                                                                                  YEAR
  Audit    Dr. Lawrence     The Audit Committee reviews and recommends to the        two
           W. Greer         full Board the independent auditors to be selected
           ---------------  to audit the Funds' financial statements; meet
           Charles G.       with the independent auditors periodically to
           Brown, III       review the results of the audits and report the
           Russell W.       results to the full Board; evaluate the
           Chambliss        independence of the auditors, review legal and
           George H.        regulatory matters that may have a material effect
           Jones, III       on the financial statements, related compliance
                            policies and programs, and the related reports
                            received from regulators; review the Funds'
                            internal audit function; review compliance with
                            the Funds' code of conduct/ethics; review
                            valuation issues; monitor inter-fund lending
                            transactions; review custody services and issues
                            and investigate any matters brought to the
                            Committee's attention that are within the scope of
                            its duties.

Governance Charles G.       The Governance Committee makes recommendations to        two
&      Brown, III       the Board regarding committees of the Board and
Contracts  ---------------  committee assignments, along with recommendation
           Russell W.       regarding the composition of the Board and
           Chambliss        candidates for election; makes recommendations
           Dr. Lawrence     regarding the structure of agendas and materials
           W. Greer         for meetings of the Board.; oversees the process
           George H.        of evaluating the functions of the Board and makes
           Jones, III       recommendations for compensation of Trustees not
                            affiliated with the Adviser or the Distributor for
                            the Trust.

Marketing  Russell W.       The Marketing Committee reviews the Funds'               two
           Chambliss        marketing plans and provides guidance to Fund
           ---------------  management on marketing strategies to increase
           Thomas M.        Fund assets and create economies of scale.
           Grady
           Billy L.
           Harbert, Jr.

Board ownership of shares in the Southtrust funds
family of Investment companies AS OF dECEMBER 31, 2001

                    Dollar Range
-------------------------of----------------------------------------------------------------------
    Interested      Shares Owned
 Board Member Name ---in-Funds-------------------------------------------------------------------

William O. Vann        Over $100,
                              000
Thomas M. Grady         $1-25,000
Billy L. Harbert,            None
Jr.

                   Dollar Range
-------------------of----------------------------------------------------------------------------
    Independent    Shares Owned
 Board Member Name in-Funds----------------------------------------------------------------------

Charles G. Brown,   Over $100,0000
III
Russell W.              $0-25,000
Chambliss
Lawrence W. Greer,           None
M.D.
George H. Jones,             None
III

------------------------------------------------------------------------------

The Trust has a deferred compensation plan (the "Plan") that permits any
Trustee that is not an "affiliated person" of the Trust to elect to defer receipt of all or a portion of his or her compensation.  The deferred compensation that would have otherwise been paid to the Trustee is invested, at the Trustee's direction, in one or more of the SouthTrust Funds.  A
Trustee may elect to participate in the Plan during any quarter.  At the time for commencing distributions from a Trustee's deferral account, which is no later than when the Trustee ceases to be a member of the board, the Trustee may elect to receive distributions in a lump sum or on an annual or quarterly basis over a period of five years.

INVESTMENT ADVISER

The Adviser, SouthTrust Investment Advisors, a registered investment adviser and a department of SouthTrust Bank, conducts investment research and makes investment decisions for the Funds.

The Adviser shall not be liable to the Company or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the adviser's management philosophy, personnel, and processes; the preferences and expectations of
Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

In assessing the adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the adviser's industry standing and reputation and in the expectation that the adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the adviser from brokers that execute Fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation:  the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund;
performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with
Federated on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the
Funds and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities;
the nature and extent of the advisory and other services provided to the fund by the adviser and its affiliates; compliance and audit reports concerning the Funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each fund to the Federated family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by Federated.

Code of Ethics- Restrictions on Personal Trading

As required by SEC rules, the Funds, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Company Trustees, and certain other employees.
Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Company's Board.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Funds' operating expenses.  The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Company's Board.

Investment decisions for the Income Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Income
Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Income Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Income Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Income Fund.

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the bond Fund and the Alabama
Tax-Free Income Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Bond Fund and the Alabama Tax-Free Income Fund
are made independently from those of other accounts managed by the Adviser.
When the Bond Fund and the Alabama Tax-Free Income Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Funds.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of
Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Funds.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds.  Federated Services
Company provides these at the following annual rate of the average aggregate daily net assets as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the Funds
Administrative Fee
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million
The administrative fee received during any fiscal year shall be at least
$50,000 per portfolio for Bond Fund, $100,000 for Income Fund, and $50,000
for Alabama Tax- Free Income Fund.  Federated Services Company may
voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on
Fund assets plus out-of-pocket expenses.

CUSTODIAN
SouthTrust Bank is custodian for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors

The independent auditor for the Funds, KPMG LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

Bond Fund
For the Year Ended April                2002               2001             2000
30
Advisory Fee Earned                 $871,247           $770,240         $733,438
Advisory Fee Reduction                     0                  0                0
Administrative Fee                   137,871            125,699          125,434
Administrative Fee                         0                  0                0
Reduction
Shareholder Service Fee               72,604                 --               --

Income Fund
For the Year Ended April                2002               2001             2000
30
Advisory Fee Earned                 $437,646           $389,571         $362,670
Advisory Fee Reduction               209,195            194,785          181,335
Administrative Fee                   100,000            100,000          100,273
Administrative Fee                    30,742             36,398           38,315
Reduction
Shareholder Services Fee              36,470                 --               --

--------------------------
Alabama Tax-Free Income
Fund
For the Year Ended April                2002               2001             2000
30
Advisory Fee Earned                 $330,538           $322,763         $220,379
Advisory Fee Reduction               211,188            215,175          146,920
Administrative Fee                    52,303             52,724           37,328
Administrative Fee                         0                  0                0
Reduction
Shareholder Services Fee              27,545                 --               --

------------------------------------------------------------------------------

HOW DO THE FUNDS MEASURE PERFORMANCE?
The Funds may advertise Share performance by using the Securities and
Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds'
or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yields

Bond Fund

Total returns are given for the one-year, five-year, and start of performance periods ended April 30, 2002.

Yield is given for the 30-day period ended April 30, 2002.

                                                            Start of
                                                       -----Performance on
-------------------------------------------------------     ------------------
                     30-Day Period    1 Year    5 Years     May 8, 1992
Total Return
   Before Taxes      N/A              0.49%     5.40%       5.87%
   After Taxes
and             --------------------------------------------------------------
----------------     N/A              (1.57)%   2.99%       3.39%
   Distributions
   After Taxes
on              --------------------------------------------------------------
----------------
                --------------------------------------------------------------
Distributions        N/A              0.29%     3.12%       3.47%
and Sale
----------------
   Of Shares
Yield                4.55%            N/A       N/A         N/A
-------------------------------------------------------------------------------

------------------------------------------------------------------------------

Income Fund

Total returns are given for the one-year, five-year, and start of performance periods ended April 30, 2002.

Yield is given for the 30-day period ended April 30, 2002.

                                                            Start of
                -------------------   -----------------     Performance on
----------------                   ---                 -----------------------
                     30-Day Period    1 Year    5 Years     June 9, 1996
Total Return
   Before Taxes      N/A              0.55%     5.03%       4.61%
   After Taxes
and             --------------------------------------------------------------
----------------     N/A              (1.44)%   2.68%       2.29%
   Distributions
   After Taxes
on              --------------------------------------------------------------
----------------
                --------------------------------------------------------------
Distributions        N/A              0.32%     2.83%       2.50%
and Sale
----------------
   Of Shares
Yield                3.94%            N/A       N/A         N/A
-------------------------------------------------------------------------------

------------------------------------------------------------------------------

Alabama Tax- Free Income Fund*

Total return are given for the one-year, five-year, and 10-year periods ended
April 30, 2002.

Yield is given for the 30-day period ended April 30, 2002.

------------------------------------------------            ------------------
                                                ------------
                     30-Day Period    1 Year    5 Years     ------------------
                                                            10 Years
Total Return
   Before Taxes      N/A              2.71%     4.42%       4.39%
   After Taxes
and             --------------------------------------------------------------
----------------     N/A              2.62%     4.40%       4.38%
   Distributions
   After Taxes
on              --------------------------------------------------------------
----------------
                --------------------------------------------------------------
Distributions        N/A              3.29%     4.02%       3.85%
and Sale
----------------
   Of Shares
Yield                3.59%            N/A       N/A         N/A
-------------------------------------------------------------------------------
* The Alabama Tax- Free Income Fund is the successor to a portfolio of a common trust fund managed by the Adviser.
------------------------------------------------------------------------------

At the Fund's commencement of operations, the assets from the common trust fund were transferred to the Fund on August 20, 1999 in exchange for Fund shares. The quoted performance data includes the performance of the common trust fund for the periods before the Fund's registration statement became effective on August 10, 1999, as adjusted to reflect the Fund's expenses and sales load.

The common trust fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that are imposed by the 1940
Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

tOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not  necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Alabama
Tax- Free Income Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

Taxable Yield Equivalent for 2002 - STATE OF ALABAMA

TAX EQUIVALENCY TABLE

                      TAXABLE YIELD EQUIVALENT FOR 2002
                               STATE OF ALABAMA

------------ ---------- ---------- --------------------------------------------
COMBINED
FEDERAL         15.00%     20.00%      32.00%     35.00%     40.00%     43.60%
& STATE

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
JOINT               $0 -  $12,001 -   $46,701-  $112,851-  $171,951-      OVER
RETURN:        $12,000    $46,700    $112,850   $171,950   $307,050   $307,050

------------ ------------------------------------------------------------------
------------ ------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $27,951-   $67,701-  $141,251-      OVER
RETURN:         $6,000    $27,950     $67,700   $141,250   $307,050   $307,050

------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.59%      0.63%       0.74%      0.77%      0.83%      0.89%

      1.00%      1.18%      1.25%       1.47%      1.54%      1.67%      1.77%

      1.50%      1.76%      1.88%       2.21%      2.31%      2.50%      2.66%

      2.00%      2.35%      2.50%       2.94%      3.08%      3.33%      3.55%

      2.50%      2.94%      3.13%       3.68%      3.85%      4.17%      4.43%

      3.00%      3.53%      3.75%       4.41%      4.62%      5.00%      5.32%

      3.50%      4.12%      4.38%       5.15%      5.38%      5.83%      6.21%

      4.00%      4.71%      5.00%       5.88%      6.15%      6.67%      7.09%

      4.50%      5.29%      5.63%       6.62%      6.92%      7.50%      7.98%

      5.00%      5.88%      6.25%       7.35%      7.69%      8.33%      8.87%

      5.50%      6.47%      6.88%       8.09%      8.46%      9.17%      9.75%

      6.00%      7.06%      7.50%       8.82%      9.23%     10.00%     10.64%

      6.50%      7.65%      8.13%       9.56%     10.00%     10.83%     11.52%

      7.00%      8.24%      8.75%      10.29%     10.77%     11.67%     12.41%

      7.50%      8.82%      9.38%      11.03%     11.54%     12.50%     13.30%

      8.00%      9.41%     10.00%      11.76%     12.31%     13.33%     14.18%

      8.50%     10.00%     10.63%      12.50%     13.08%     14.17%     15.07%

      9.00%     10.59%     11.25%      13.24%     13.85%     15.00%     15.96%

Note:  The maximum marginal tax rate for each bracket was used in
calculating the taxable yield equivalent.   Furthermore, additional
state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o     information about the mutual fund industry from sources such as the
   Investment Company Institute.

In reports or other communications to shareholders or in advertising material, the Funds may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Ratings Inc., CDA
Technologies, Inc., or similar independent services, which monitor the performance of mutual funds or with other appropriate indices of investment securities. In addition, certain indices may be used to illustrate historic performance of select asset classes. These may include, among others, the
Lehman Brothers Index of Baa-rated Corporate Bonds, the T-Bill Index, and the
"Stocks, Bonds and Inflation Index published annually by Ibbotson Associates.
The performance information may also include evaluations of the Funds published by ranking services and financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor,
Money and The Wall Street Journal.

The Funds may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit ,and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended April 30,
2002 are incorporated herein by reference to the Annual Report to
Shareholders dated April 30, 2002.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service  Long-Term Bond Rating Definitions

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the
AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.
However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service  commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

(gamma)     Leading market positions in well-established industries;

(gamma)     High rates of return on funds employed;

(gamma)     Conservative capitalization structure with moderate reliance on debt and ample asset protection;

(gamma)     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

(gamma)     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Ratings Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

25

ADDRESSES

southtrust bond fund
southtrust income fund
southtrust alabama tax- free income fund

portfolios of southtrust funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
SouthTrust Investment Advisors
420 North 20th Street
Birmingham, AL 35203

Custodian
SouthTrust Bank
420 North 20th Street
Birmingham, AL 35203

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

KPMG LLP
99 High Street
Boston, MA 02110

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PROSPECTUS JUNE 30, 2002

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[Logo of SouthTrust Funds]

Stock Funds

SouthTrust Value Fund

SouthTrust Growth Fund

[Logo of SouthTrust Funds]

Prospectus

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June 30, 2002

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SouthTrust Value Fund
SouthTrust Growth Fund

SouthTrust Value Fund is a mutual fund seeking to provide long-term capital appreciation, with income a secondary consideration.

SouthTrust Growth Fund is a mutual fund seeking to provide capital appreciation.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

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Fund Goals, Strategies, Performance and Investment Risks	1
What are the Fund's Fees and Expenses?	7
More Information on the Funds' Strategies	8
What are the Principal Securities in Which the Funds Invest?	10
What are the Main Risks of Investing in the Funds?	11
What do Shares Cost?	12
How are the Funds Sold?	14
How to Purchase Shares	15
How to Redeem and Exchange Shares	17
Account and Share Information	21
Who Manages the Funds?	22
Financial Information	23

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FUND GOALS, STRATEGIES, PERFORMANCE AND INVESTMENT RISKS

SouthTrust Value Fund

What is the Value Fund's Goal?

The Fund's goal is to provide long-term capital appreciation, with income a secondary consideration.

What are the Fund's Main Investment Strategies?

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The Fund's investment approach is focused on owning stocks of well-managed companies with strong earnings growth that are trading at favorable valuation levels and provide potential for long-term return. SouthTrust Investment Advisors, the investment adviser to each of the SouthTrust Funds (the "Adviser") first identifies companies with long-term growth potential based upon the company's strengths, industry position, strategic plans, and financial condition. After these companies are identified, the Adviser seeks to uncover those companies selling at attractive valuations. Investments are held for long-term growth and are generally sold only when there is a fundamental change or the stock price reaches its target potential. During normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities.

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What are the Main Risks of Investing in the Fund?

The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money. Other risks of investing in the Fund include sector risks and risks related to investing for value.

Value Fund--Performance Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2002 to March 31, 2002 was (0.50)%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 23.89% (quarter ended December 31, 1998). Its lowest quarterly return was (16.95)% (quarter ended September 30, 1998).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)	1 Year	5 Years	Start of Performance(1)
Fund
Return Before Taxes	(3.39)%	10.24%	11.88%
Return After Taxes on Distributions(2)	(3.94)%	8.00%	9.94%
Return After Taxes on Distributions and Sales of Fund Shares(2)	(1.72)%	7.91%	9.40%
S&P 500	(11.88)%	10.70%	13.34%

(1) The Fund's start of performance date was May 8, 1992.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

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SouthTrust Growth Fund

What is the Growth Fund's Goal?

The Fund's goal is capital appreciation.

What are the Fund's Main Investment Strategies?

The Fund's investment approach focuses on owning stocks of well-known companies which the Adviser believes offer the potential for long-term growth. These companies will generally be "blue chip" companies, i.e., companies that are nationally known, have a long record of profit growth and dividend payment, and a reputation for quality management, products and services. These companies will generally have market capitalizations over $10 billion, which is considered to be the large capitalization sector of the market. Although the Fund seeks to buy stocks when they are attractively valued, quality and growth potential are considered to be more important than valuation.

What are the Main Risks of Investing in the Fund?

The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Consequently, the Fund's share price may decline and you could lose money. Other risks of investing in the Fund include sector risks and risks related to investing for growth.

Growth Fund--Performance Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2002 to March 31, 2002 was (4.55)%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 24.94% (quarter ended December 31, 1998). Its lowest quarterly return was (13.94)% (quarter ended September 30, 2001).

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Average Annual Total Return Table*

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The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)	1 Year	5 Years	10 Years
Fund
Return Before Taxes	(15.40)%	8.89%	10.37%
Return After Taxes on Distributions(1)	(15.40)%	8.47%	10.15%
Return After Taxes on Distributions
and Sales of Fund Shares(1)	(9.38)%	7.39%	8.92%
S&P 500	(11.88)%	10.70%	12.93%

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

* The SouthTrust Growth Fund is the successor to a portfolio of a common trust fund managed by the Adviser. At the Fund's commencement of operations, the assets from the common trust fund were transferred to the Fund on August 20, 1999 in exchange for Fund shares. The quoted performance data includes the performance of the common trust fund for periods before the SouthTrust Growth Fund's registration statement became effective on August 10, 1999, as adjusted to reflect SouthTrust Growth Fund's expenses and sales load. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

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WHAT ARE THE FUND'S FEES AND EXPENSES?

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This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund and Growth Fund.

	Value Fund	Growth Fund
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)(2)	0.00%	0.00%
Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%	0.75%
Distribution (12b-1) Fee(3)	None	0.25%
Shareholder Services Fee(4)	0.25%	0.25%
Other Expenses	0.18%	0.32%
Total Annual Fund Operating Expenses	1.18%	1.57%
(1) Although not contractually obligated to do so, the distributor and the shareholder servicing agent waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2002.
Total Waivers of Fund Expenses	0.20%	0.44%
Total Actual Annual Fund Operating Expenses (after waivers)	0.98%	1.13%
(2) A 1.00% redemption fee applies only to purchase at net asset value (investments of $1,000,000 or more) which are redeemed within one year of purchase. See "How to Redeem and Exchange Shares".
(3) The Growth Fund did not pay or accrue the distribution (12b-1) fee during the year ended April 30, 2002. The Growth Fund has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending April 30, 2003.
(4) The shareholder servicing agent voluntarily waived a portion of the shareholder services fee. The shareholder servicing agent can terminate this voluntary waiver at any time. The shareholder services fee paid by the Value Fund and the Growth Fund (after voluntary waivers) were 0.05% and 0.06%, respectively, for the fiscal year ended April 30, 2002.

Example

This Example is intended to help you compare the cost of investing in the Value Fund and Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Value Fund and Growth Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Value Fund and Growth Fund operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Value Fund
Expenses assuming redemption	$565	$808	$1,070	$1,817
Expenses assuming no redemption	$565	$808	$1,070	$1,817
Growth Fund
Expenses assuming redemption	$603	$923	$1,267	$2,233
Expenses assuming no redemption	$603	$923	$1,267	$2,233

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MORE INFORMATION ON THE FUNDS' STRATEGIES

What is the Value Fund's Investment Approach?

The Fund's investment approach focuses on owning stocks of well-managed companies with strong earnings growth that are trading at valuation levels that provide the potential for long-term growth. The approach revolves around a constant search for well-managed companies in good businesses that are being overlooked by other investors and, as a result, sell at sharply discounted valuations to other companies in their industry and the overall market. Great companies that become temporarily depressed and fall to below market valuations represent ideal purchase candidates, but the average holding tends to be an emerging industry leader where investors have yet to recognize the company's strength, despite it having achieved a meaningful size and industry importance. While special situations represent the smallest part of the portfolio, big gains often come from companies with solid businesses which have had major problems resulting in their stock becoming very depressed. Gains from such investments are often of the magnitude to drive the overall performance of the Fund well above its benchmark norms. Our search is for situations where actions which have a high probability of success to correct the problems have been taken, yet investors have not focused on the significance of the changes. The approach combines sophisticated quantitative screening to identify the companies with the most attractive fundamental characteristics with disciplined fundamental analysis.

The Adviser considers the attractiveness of the company's industry as well as its core strengths (quality of management, financial position and competitive posture). The Adviser carefully analyzes a company's competitive position within its industry, its strategic plans and financial statements in an effort to understand the variables driving its earnings growth.

Ideally, the Fund seeks well-managed companies that provide a unique, value-added product or service and possess a competitive advantage, such as being the low-cost producer or having a dominant market share. Typically, companies should generate excess cash flows and maintain relatively underleveraged balance sheets. These characteristics support sustainable, superior earnings growth, which is generally necessary to drive a stock's price substantially higher over the long term. The earnings analysis focuses on: superior long-term profits potential; the quarterly earnings trend; how reported results compare with expectations; and whether earnings estimates are being raised or lowered. In summary, the search is for excellent companies with above average to superior growth prospects.

But, valuation is the most important factor in selecting stocks for the Fund. The focus is to uncover stocks of companies selling at attractive valuations based on: price-to-earnings, price-to-sales, price-to-cash flow and price-to-earnings growth. The Fund's strategy is to own stocks with above-average to superior growth, identified when they are attractively priced. Research is used to project a realistic fundamental price range for the stock over the next 12 months and beyond. The projected price range is important because it is used in determining the risk/reward relationship, which drives the investment decision. Only after gaining an understanding of what price range is realistic for a stock is the decision made on whether it is attractive for purchase in the Fund. While a great deal of analysis and effort is placed into the purchase decision, the sell decision is equally important. A stock may also be sold if the reason for purchasing it is no longer valid. A stock may also be eliminated when it hits our price target or is no longer attractive relative to other stocks.

In summary, the investment approach for the Value Fund is a consistent, disciplined search for solid companies with attractive earnings growth prospects whose share prices are at levels that offer substantial upside potential and limited downside risk. The investments are generally held for prospective long-term appreciation and tend to be sold only when either the fundamental situation changes or the stock price reaches its target potential.

What is the Growth Fund's Investment Approach?

The Fund's investment approach is focused on owning stocks of large, well-known companies which are believed to have the potential for superior long-term growth. The Fund seeks companies with above average financial strength and predictable stable earnings growth. In selecting stocks, the Adviser considers sales trends, profit margins and the company's competitive position within its industry. Investment in research and facilities, and new product development often plays an important role in the investment decision. But, most important, the Fund seeks to own stocks in companies with proven management and business plans that greatly enhance their probability of success in the highly competitive business environment. Most companies owned will be industry leaders with low cost operations. A strong balance sheet with cash flow adequate to support superior growth in a necessity. While we seek to buy the stocks when they are at the low end of their relative valuation ranges, quality and growth is generally considered more important than valuation in stocks held in the portfolio.

In summary, management, financial strength, a low cost position, competitive products, and the probability of predictable superior earnings growth guide our stock selection.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Depositary Receipts

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Depositary receipts represent interest in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

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Temporary Defensive Investments

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. The Funds may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Portfolio Turnover

The Funds actively trade their portfolio securities in an attempt to achieve their investment objectives. Active trading will cause the Funds to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for their shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds. For example, a Fund's share price may decline and you could lose money. Also, there is no assurance that a Fund will achieve its investment objective.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

Stock Market Risks

  The value of equity securities in the Funds' portfolios will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Funds' portfolios will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline and you could lose money.
  The Adviser attempts to manage market risk by limiting the amount the Funds invest in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Sector Risks

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the Adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business, or other developments which generally affect that sector.

Risks Related to Investing for Value

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Investing for Growth

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on an analyst's downward earnings estimate revision, a negative fundamental development, or other adverse market development. Further, growth stocks tend to have lower dividend yields than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to higher yielding stocks.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. Payment must be received no later than 4:00 p.m. (Eastern time) by the third business day following receipt of the order. If federal funds are not received by such date, the order will be canceled and the institution placing the order will be responsible for any loss to the Funds or their shareholders. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending institution.

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The minimum initial investment in each Fund is $1,000. The minimum subsequent investment is $50. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions. SouthTrust Bank (the "Company") or a broker/dealer that has entered into a sales agreement with Federated Securities Corp., the Funds' distributor ("Distributor") (a SouthTrust Funds Dealer) may set different minimums for their customers.

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Sales Charge When You Purchase Fund Shares

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Allowance as a Percentage of Offering Price
Less than $50,000	4.50%	4.71%	4.00%
$50,000 but less than $100,000	4.00%	4.17%	3.50%
$100,000 but less than $250,000	3.25%	3.36%	2.75%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1,000,000	1.75%	1.78%	1.25%
$1,000,000 or more*	0.00%	0.00%	0.00%

* A redemption fee of 1% may be imposed on certain redemptions made within one year of purchase. See "How to Redeem and Exchange Shares."

The sales charge at purchase may be reduced or eliminated by:

  purchasing shares in greater quantities to reduce the applicable sales charge; combining concurrent purchases of shares by you, your spouse, and your children under age 21;
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of shares within 13 months (call your SouthTrust Funds Dealer or the Fund for more information).

The sales charge will be eliminated when you purchase shares:

  of $1 million or more;
  by reinvesting redemption proceeds within 30 days of redeeming shares;
  by exchanging shares of a Fund for other SouthTrust Funds or Class A Shares in certain Federated Funds which are distributed by the Distributor;

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From time to time, the Distributor may offer special concessions to enable investors to purchase shares of the Funds at NAV. To qualify for a NAV purchase, you must pay for such purchases with proceeds from the redemption of shares of a non-affiliated mutual fund on which a sales charge was paid. A qualifying purchase of shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. Proceeds from the redemption of shares on which no sales charges or commission were paid do not qualify for a purchase at NAV.

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If your investment qualifies for a reduction or elimination of the sales charge, you, SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer should notify the Distributor, at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

HOW ARE THE FUNDS SOLD?

The Distributor, markets the shares described in this prospectus to institutions and individuals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Rule 12B-1 Plan--Growth Fund

The Company has adopted a Rule 12b-1 Plan (Plan) on behalf of Growth Fund, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's shares. The Company has no present intention to activate the Plan. Once the Fund begins accruing the 12b-1 fee, Fund expenses will rise. If the Company were to activate the Plan, it would be permitted to pay up to 0.25% of the average daily net assets of the Fund as a distribution fee to the Distributor. Because these shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

HOW TO PURCHASE SHARES

You may purchase shares through SouthTrust Funds Shareholder Services, through SouthTrust Securities, Inc., through your SouthTrust Funds Dealer, or through an exchange from another SouthTrust Fund and certain Federated Funds. Texas residents that are not Trust customers of SouthTrust Bank should purchase shares through SouthTrust Securities, Inc. The Funds reserve the right to reject any request to purchase or exchange shares.

Trust customers of SouthTrust Bank should contact their account officer.

Through SouthTrust Funds Shareholder Services (1-888-735-3441)

  Establish your account with the Fund by submitting a completed account application; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of shares and your shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling SouthTrust Funds Shareholder Services or a SouthTrust Funds Dealer and the shares will be priced at the next calculated public offering price after the Fund receives the order.

By Check

Complete an account application (for new accounts), make your check payable to the Fund (existing shareholders should note their account number on the check), and mail it to:

SouthTrust Funds Shareholder Services
P.O. Box 830804
Birmingham, AL 35283-0804

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than the Fund). If your check does not clear, your purchase will be canceled and you could be responsible for any losses or fees the Fund or its transfer agent incurs.

By Wire

To purchase shares by Federal Reserve wire, contact SouthTrust Funds Shareholder Services for wiring instructions. Wire orders will only be accepted on days on which the Fund, SouthTrust, and the Federal Reserve wire are open.

By Telephone

Once an account has been established, you may purchase additional shares by calling SouthTrust Funds Shareholder Services directly at 1-888-735-3441.

Through a SouthTrust Funds Dealer

  Establish an account with a SouthTrust Funds Dealer; and
  Submit your purchase order to your SouthTrust Funds Dealer before the end of trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the SouthTrust Funds Dealer forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of shares and receive dividends when the Fund receives your payment. SouthTrust Funds Dealers should send payments according to the instructions in the sections "By Check" or "By Wire."

Through an Exchange

You may purchase shares through an exchange from another SouthTrust Fund or Class A Shares of one of the Federated Funds. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations. Call SouthTrust Funds Shareholder Services to find out which Federated Funds are eligible for exchanges.

You may telephone an exchange request by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Trust customers should contact their account officer.

By Automatic Investment Program (AIP)

Once you have opened an account, you may automatically purchase additional shares in a minimum amount of $50 on a monthly basis by completing an AIP application or by contacting SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Once you have opened an account, you may purchase additional shares through a depository institution that is an Automated Clearing House (ACH) member. This purchase option can be established by completing the appropriate sections of the AIP Application.

HOW TO REDEEM AND EXCHANGE SHARES

You may redeem or exchange shares through SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer.

Trust customers of SouthTrust Bank should contact their account officer.

Through SouthTrust Funds Shareholder Services (1-888-735-3441)

By Telephone

You may redeem or exchange shares by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

The Funds reserve the right to wire redemption proceeds within five business days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. Redemptions by wire can only be made on days the Federal Reserve wire system, SouthTrust, and the Funds are open for business. See "Payment Methods for Redemptions."

By Mail

You may redeem or exchange shares by mailing your request to:

SouthTrust Funds Shareholder Services
P.O. Box 830804
Birmingham, AL 35283-0804

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

All requests must include:

  Fund name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund name, account number and account registration into which you are exchanging.

Call SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

Through a SouthTrust Funds Dealer

Submit your redemption or exchange request to SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order.

Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the Account Application Form. Keep in mind that wire transfers of redemption proceeds can only occur on days when the Federal Reserve wire system is open. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed the next business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

Redemption Fee

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In order to discourage short-term investments in the Funds, the Company charges a redemption fee in connection with redemptions of shares held for less than one year which were purchased at NAV (for $1,000,000 or more). The charge is 1% of either the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. In determining if a charge applies and the amount of the charge, the first shares redeemed are those purchased with reinvested dividends and capital gain distributions, followed by others held the longest. Certain redemptions are not assessed a fee. Call SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer for more information.

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The 1% redemption fee is not a deferred sales charge but is rather a means to offset the additional costs associated with short-term investments in the Funds.

Exchange Privileges

Shareholders who have purchased shares of the Funds (including shares acquired through a reinvestment of a dividend or distribution on such shares) may exchange into one of the other SouthTrust Funds or one of the Class A Share Federated Funds without paying an additional sales charge. Shareholders exchanging shares of SouthTrust U.S. Treasury Money Market Fund which were received in a previous exchange involving shares on which a load was paid will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent investment into a load Fund.

To do this, you must:

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  exchange shares having a NAV of at least $1,000;
  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

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The Funds may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other SouthTrust Funds.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

Automatic Withdrawal Plan (AWP)

You may automatically redeem shares if the value of your account equals $10,000 or more other than retirement accounts subject to required minimum distributions. Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual payment of a stated amount not less than $50. Complete the appropriate section of the Account Application or contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.

Additional Conditions

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

ACCOUNT AND SHARE INFORMATION

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges (except for automatic transactions). In addition, you will receive periodic statements reporting all account activity, including automatic transactions, dividends and capital gains paid.

Dividends and Capital Gains

The Funds declare and pay any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain. Contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

Tax Information

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

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The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, SouthTrust Investment Advisors, a department of SouthTrust Bank. SouthTrust Bank, an Alabama state-chartered bank, is headquartered in Birmingham, Alabama and is a wholly-owned subsidiary of SouthTrust Corporation, a publicly-held bank holding company. The Adviser manages each Fund's assets, including the selection and management of portfolio securities. The Adviser, SouthTrust Bank, and SouthTrust Corporation all have their principal offices at 420 North 20th Street, Birmingham, Alabama 35203.

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Prior to March 15, 2001, SouthTrust Bank served as the Adviser to each of the Funds. In 2001, SouthTrust Bank, acting pursuant to the newly enacted legal requirements of the Gramm-Leach-Bliley Act, registered SouthTrust Investment Advisors as an investment adviser with the SEC. This registration became effective as of March 15, 2001, at which time SouthTrust Investment Advisors became the Adviser to the Funds.

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The Adviser's experience includes the management of various collective and common investment funds and the provision of investment management services to banks and thrift institutions, corporate and profit-sharing trusts, municipal and state retirement funds, and individual investors. As of April 30, 2002, the Adviser had approximately $5.2 billion in assets under management.

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The Adviser receives an investment advisory fee from each Fund, computed daily and payable monthly, at an annual rate of 0.75%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

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Investment decisions for the Value Fund and Growth Fund are made by investment teams with Jon F. Goebel as the lead portfolio manager for the Value Fund and Joseph C. Ford as the lead portfolio manager for the Growth Fund. Mr. Goebel has guided the Value Fund since joining SouthTrust Bank, in June 1994. Mr. Goebel is the Chief Investment Officer of SouthTrust Investment Advisors. He is a Chartered Financial Analyst and has a master's degree from the University of Nebraska. Prior to joining SouthTrust, Mr. Goebel served in a similar capacity for North Carolina Trust Company.

Joseph C. Ford has been the lead portfolio manager for the investment team responsible for the Growth Fund since inception, August 10, 1999. Mr. Ford is Director of Portfolio Management for SouthTrust Investment Advisors where he has been a member of the investment team since 1995. Mr. Ford has a bachelor of arts degree in Economics from Belmont Abbey College.

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FINANCIAL INFORMATION

Financial Highlights

The Financial Highlights will help you understand the Value Fund's and the Growth Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

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This information for the year ended April 30, 2002 has been audited by KPMG LLP, whose report, along with the Value Fund's and Growth Fund's audited financial statements, is included in the Annual Report.

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SOUTHTRUST VALUE FUND
FINANCIAL HIGHLIGHTS

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(For a share outstanding throughout each period)

	Year Ended April 30,
	2002 (1)	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 17.04	$ 16.97	$ 17.90	$ 19.05	$ 15.81
Income from Investment Operations:
Net investment income	0.08	0.09	0.06	0.08	0.15
Net realized and unrealized gain (loss) on investments	(1.45)	1.75	0.63	0.43	5.26

Total from investment operations	(1.37)	1.84	0.69	0.51	5.41

Less Distributions:
Distributions from net investment income	(0.07)	(0.09)	(0.06)	(0.08)	(0.15)
Distributions from net realized gain on investments	(0.31)	(1.68)	(1.56)	(1.58)	(2.02)

Total distributions	(0.38)	(1.77)	(1.62)	(1.66)	(2.17)

Net Asset Value, End of Period	$ 15.29	$ 17.04	$ 16.97	$ 17.90	$ 19.05

Total Return (2)	(8.04)%	12.12%	4.26%	5.17%	36.39%
Ratios to Average Net Assets:
Expenses	0.98%	0.98%	0.94%	0.91%	0.94%
Net investment income	0.49%	0.53%	0.37%	0.48%	0.77%
Expense waiver/reimbursement (3)	0.20%	0.20%	0.22%	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$ 325,965	$ 345,656	$ 329,419	$ 388,731	$ 412,857
Portfolio turnover	43%	54%	45%	45%	75%

(1) Beginning with the year ended April 30, 2002, the Fund was audited by KPMG LLP. Each of the previous years was audited by other auditors.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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SOUTHTRUST GROWTH FUND
FINANCIAL HIGHLIGHTS

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(For a share outstanding throughout each period)

	Year Ended April 30,				Period Ended April 30, 2000 (2)
	2002 (1)		2001
Net Asset Value, Beginning of Period	$ 8.39		$ 10.40		$ 10.00
Income from Investment Operations:
Net investment loss	(0.00	)(3)	(0.00	)(3)	--
Net realized and unrealized gain (loss) on investments	(1.50)		(1.30)		0.65

Total from investment operations	(1.51)		(1.30)		0.65

Less Distributions:
Distributions from net realized gain on investments	--		(0.71)		(0.25)

Net Asset Value, End of Period	$ 6.88		$ 8.39		$ 10.40

Total Return (4)	(18.00)%		(12.68)%		6.54%
Ratios to Average Net Assets:
Expenses	1.15%		1.08%		1.15	%(5)
Net investment loss	(0.19)%		(0.10)%		(0.01	)%(5)
Expense waiver/reimbursement (6)	0.19%		0.20%		0.20	%(5)
Supplemental Data:
Net assets, end of period (000 omitted)	$ 71,904		$ 90,536		$ 86,367
Portfolio turnover	27%		19%		28%

(1) Beginning with the year ended April 30, 2002, the Fund was audited by KPMG LLP. Each of the previous periods was audited by other auditors.

(2) Reflects operations for the period from August 20, 1999 (date of initial public investment) to April 30, 2000.

(3) Per share amount is less than $(0.01).

(4) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(5) Computed on an annualized basis.

(6) This voluntary expense decrease is reflected in both the expense and the net investment loss ratios shown above.

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[Logo of SouthTrust Funds]

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SOUTHTRUST VALUE FUND
SOUTHTRUST GROWTH FUND

A Statement of Additional Information (SAI) dated June 30, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call SouthTrust Funds Shareholder Services at 1-888-735-3441 or your SouthTrust Funds Dealer.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

JUNE 30, 2002


Investment Adviser: SouthTrust Investment Advisors
Distributor: Federated Securities Corp.
Investment Company Act File No. 811-6580

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Cusip 844734301
Cusip 844734509
G00859-03 (6/02)


Statement of Additional Information

SOUTHTRUST VALUE FUND

SOUTHTRUST GROWTH FUND

PORTFOLIOS OF SOUTHTRUST FUNDS

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for SouthTrust Value Fund and
SouthTrust Growth Fund ( the Funds), dated June 30, 2002. This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-843-8618.

june 30, 2002

                                    Contents
                                    How are the Funds Organized?
                                    2
                                    Securities in Which the Funds Invest
                                    2
                                    What do Shares Cost?
                                    12
                                    How are the Funds Sold?
                                    13
                                    Exchanging Securities for Shares
                                    14
                                    Subaccounting Services
                                    14
                                    Redemption Fee
                                    14
                                    Redemption in Kind
                                    15
                                    Massachusetts Partnership Law
                                    15
                                    Account and Share Information
                                    15
                                    Tax Information
                                    16
                                    Who Manages and Provides Services to the
                                    Funds?      16
                                    How Do the Funds Measure Performance?
                                    19
                                    Financial Information
                                    21
                                    Addresses                           Back
                                    Cover
Cusip 844734301
Cusip 844734509

G00859-06 (6/02)

HOW ARE THE FUNDS ORGANIZED?

The SouthTrust Value Fund and SouthTrust Growth Fund are diversified portfolios of SouthTrust Funds (Company). The Company is an open-end management investment company that was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on March
4, 1992. The Company may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees has established five diversified investment portfolios and one non-diversified investment portfolios. This SAI relates to SouthTrust
Value Fund and SouthTrust Growth Fund only. The Funds' investment adviser is
SouthTrust Investment Advisors, a registered investment adviser and a department of SouthTrust Bank (Adviser).

SECURITIES IN WHICH THE FUNDS INVESTS

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their respective investment objective.

Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund; or

A = Acceptable (but not principal) investment of a Fund;

Securities                                   Value Fund Growth
                                                        Fund
Equity Securities                            P          P
Common Stocks                                P          P
Preferred Stocks                             A          A
Real Estate Trusts                           A          A
Warrants                                     A          A
Fixed Income Securities                      A          A
   Treasury Securities                       A          A
Agency Securities                            A          A
   Corporate Debt Securities                 A          A
      Commercial Paper                       A          A
      Demand Instruments                     A          A
Zero Coupon Securities                       A          A
   Bank Instruments                          A          A
    Credit Enhancement                       A          A
Variable Rate Demand Notes                   A          A
Convertible Securities 1                     A          A
Foreign Securities                           A          A
   Depositary Receipts                       A          A
    Brady Bonds                              A          A
Derivative Contracts                         A          A
    Futures Contracts                        A          A
    Options                                  A          A
    Hybrid Instruments                       A          A

1. Although the Value Fund may acquire convertible securities that are rated below investment grade, the Company does not expect that investments in lower rated convertible securities will exceed 5% of the value of the total assets at the time of purchase.
------------------------------------------------------------------------------

-------------------------------------------- ---------- ---------
Special Transactions                         A          A
   Repurchase Agreements                     A          A
   Reverse Repurchase Agreements             A          N
   Delayed Delivery                          A          A
   To Be Announced Securities                A          A
Securities Lending 2                         A          A
   Asset Coverage                            A          A
Investing in Securities of Other Investment  A          A
Illiquid Securities                          A          A
2. Such loans will not exceed 33 1/3% of a Fund's total assets. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.
------------------------------------------------------------------------------

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities.  A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.  The following describes the types of equity securities in which the Funds invest.

Common Stocks
Common stocks are the most prevalent type of equity security.  Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders.  As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock.  Some preferred stocks also participate in dividends and distributions paid on common stock.  Preferred stocks may also permit the issuer to redeem the stock.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate.  REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date).  A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date.  This increases the market risks of warrants as compared to the underlying security.  Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate.  The rate may be a fixed percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.  Fixed income securities provide more regular income than equity securities.  However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings.  This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price.  A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the
Funds invest.

Treasury Securities
Treasury securities are direct obligations of the federal government of the
United States.  Investors regard treasury securities as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE).  The
United States supports some GSEs with its full faith and credit.  Other GSEs receive support through federal subsidies, loans or other benefits.  A few
GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.  Investors regard agency securities as having low credit risks, but not as low as treasury securities.

Corporate Debt  Securities
 Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.  The Funds may also purchase interests in bank loans to companies.  The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking
(subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months.  Companies typically issue commercial paper to pay for current expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper.  If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.  The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand.  Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.
The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero coupon securities.  Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.
Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping.  Treasury
STRIPs, IOs and POs are the most common forms of stripped zero coupon securities.  In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks.  Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.  Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.  Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement
The Funds may purchase securities backed by credit enhancement.  Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults.  In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer.  Normally, the credit enhancer has greater financial resources and liquidity than the issuer.  For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds.  Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security.  If a default occurs, these assets may be sold and the proceeds paid to security's holders.  Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Variable Rate Demand Instruments
Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Convertible Securities
Convertible securities are fixed income securities that have the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Foreign Securities
Foreign securities are securities of issuers based outside the United
States.  The Funds consider an issuer to be based outside the United States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country;
   or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European
Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and
International Depositary Receipts (IDRs), are traded globally or outside the
United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Brady Bonds
Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International
Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady Bonds. However, neither the U.S.
government nor the IMF has guaranteed the repayment of any Brady Bond.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.
In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.
Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks.  OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts:

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Options
Options are rights to buy or sell an underlying asset for a specified price
(the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Funds may:

o     Buy call options on financial futures contracts in anticipation of an increase in the value of the underlying asset.

o     Buy put options on financial futures contracts in anticipation of a decrease in the value of the underlying asset.

o     Write call options on financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

o     Write put options on financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

A Fund may also buy or write options to close out existing options positions.

Hybrid Instruments
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices).
Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Funds'
custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced (TBA) Securities
As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying securities. However, the seller would not identify the specific underlying security until it issues the security.

Securities Lending
The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure their obligations in connection with derivatives contracts or special transactions, the Funds will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds a Fund's obligations. Unless a
Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses.

Illiquid Securities
The Funds may invest up to 15% of the total value of their net assets in securities that are illiquid. An illiquid security is one which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued it on its books.
Repurchase agreements with maturities in excess of seven days will be considered by the Funds to be illiquid.

INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The
Funds' principal risks are described in its prospectus. Additional risk factors are outlined below.

Stock Market Risks
o     The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement.
   A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline and you could lose money. The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Sector Risks
o     Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may under perform other sectors or the market as a whole. As the
   Adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector

Risks Related To Investing For Growth
o     Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on an analyst's downward earnings estimate revision, a negative fundamental development, or other adverse market development. Further, growth stocks tend to have lower dividend yields than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to higher yielding stocks.

Risks Related to Investing for Value
o     Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Currency Risks

o     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United
   States.

o     The Adviser attempts to manage currency risk by limiting the amount a
   Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks Of Foreign Investing

o     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United
   States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o     Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the United States.

Liquidity Risks

o     Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o     Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants
   to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o     OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks

o     Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Interest Rate Risks

o     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o     Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the
   Adviser's credit assessment.

o     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk.
   Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk.
   An increase in the spread will cause the price of the security to decline.

o     Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a
   Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Risks Associated with Noninvestment Grade Securities

o     Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

INVESTMENT LIMITATIONS
The following investment limitations pertain to each of the SouthTrust Funds.
No Fund may:

1. Purchase securities of any one issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities if more than 5% of the value of the Fund's total assets, taken at current value, would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Company, except that up to 25% of the value of the Fund's total assets, taken at current value, may be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities)
whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

2. Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings including reverse repurchase agreements and borrowing from banks in excess of
5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation.

3. Purchase any securities which would cause 25% or more of the value of the
Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
Iinstruments that are issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and (ii) repurchase agreements secured by the instruments described in clause I; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and(c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered as separate industry).

4. Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940
(1940 Act).

6. Act as an underwriter of securities, except to the extent that it may be deemed an underwriter within the meaning of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.

7. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

8. Purchase securities of companies for the purpose of exercising control.

9. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

10. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions insecurities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

11. Make loans, except that each Fund may purchase and hold debt instruments(whether such instruments are part of a public offering or privately negotiated), may lend portfolio securities and enter into repurchase agreements in accordance with its investment objective and policies.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

The above limitations cannot be changed unless authorized by the "vote of  a majority of its outstanding voting securities," as defined by the 1940 Act.

Portfolio Turnover
The Value Fund's turnover has resulted from the sharp run-up in stock prices prior to 2000 and the high volatility of the market forcing quick action in order for the Fund to be opportunistic in realizing values. Active tax management of the Fund using losses to offset gains when possible has also been a factor.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Funds' portfolio securities are determined as follows:

?     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

?     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

?     for bonds and other fixed income sales for equity securities, according to the mean between the last closing bid and asked prices;

?     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

?     for short-term obligations, according to the mean between  bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

?     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Funds' net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of each Fund.

Reducing Or Eliminating The Front-End Sales Charge
You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts
Larger purchases can reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Funds' in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases
You can combine concurrent purchases of the same share class of two or more
SouthTrust Funds in calculating the applicable sales charge.

Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the
Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Through SouthTrust Funds Shareholder Services
If you purchase Fund shares directly through SouthTrust Funds Shareholder
Services, your purchase will be made at the next determined NAV, without any
Sales charge.

Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

?     the current or retired Trustees, employees and sales representatives of the Funds,  the Adviser, the Distributor and their affiliates and the immediate family members of these individuals;

?     retired employees of SouthTrust Corporation and it's affiliates;

?     investors for whom SouthTrust Corporation or one of it's affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (this does not include transactions executed by SouthTrust Securities, Inc., including, but not limited to, self-directed Individual Retirement
  Accounts); and

?     employees who purchase Shares through a payroll deduction plan sponsored by their employees.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Federated
Securities Corp.) located at Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA 15222-3779 offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (GROWTH FUND only)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Funds may pay SouthTrust Bank for providing shareholder services and maintaining shareholder accounts.  SouthTrust Bank,  may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated
Shareholder Services Company (These fees do not come out of Fund assets). The
Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserves the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION FEE

In order to discourage short-term investments in the Funds, the Company charges a redemption fee in connection with redemptions of shares held less than one year which were purchased at NAV (for $1,000,000 or more). The charge is 1% of either the lesser of the value of the shares redeemed
(exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares, and is retained by the Funds and not paid to the
Distributor.

The redemption fee is not assessed on:

o     exchanges (except if shares acquired by exchange were then redeemed within twelve months of the initial purchase);

o     redemptions made in connection with distributions from qualified retirement plans, 403(b) plans or IRAs due to death, disability or attainment of age 59 1/2;

o     redemptions resulting from the tax-free return of excess contributions to IRAs or employee benefit plans; and

o     redemptions through certain automatic withdrawals.

REDEMPTION IN KIND

Although the Funds intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds has elected to be governed by Rule 18f-1 under the 1940
Act, the Funds is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determines its
NAV. The portfolio securities will be selected in a manner that the Funds'
Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Company. To protect its shareholders, the Company has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Company.

In the unlikely event a shareholder is held personally liable for the
Company's obligations, the Company is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the
Company will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Company. Therefore, financial loss resulting from liability as a shareholder will occur only if the Company itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Funds gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

 All Shares of the Company have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Company's outstanding shares of all series entitled to vote.

As of June 3, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the Value Fund: Lynspen &
Co., Birmingham, AL owned approximately 20,266,548 Shares (95.91%).

As of June 3, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the Growth Fund:  Lynspen &
Co., Birmingham, AL owned approximately 9,764,440 Shares (91.87%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Funds intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Funds will each be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Company's other portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of a Fund assets to be invested within various countries is uncertain. However, the Funds intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Company's business affairs and for exercising all the Company's powers except those reserved for the shareholders.  The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e.,
"Interested" Board members) and those who are not (i.e., "Independent" Board members). The Company comprises six portfolios.

As of June 3, 2002, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding  Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name
-----------------------------------------------------------------------------
Birth Date                                                      Aggregate
Address             --------------------------------------------Compensatio--
Positions Held with                                             From
Company             --------------------------------------------Company    --
Date Service Began   Principal Occupation(s) for Past Five      (past
                    -Years, Other Directorships Held and      --fiscal     --
                     Previous Positions                         year)
  William O. Vann *  Principal Occupations:  President and          $12,000
    Birth Date:      Chairman, Vann Family Investments, LLC;
January 28, 1942     Trustee and Past Chairman, The
-------------------- Childrens' Hospital of Alabama.
P.O. Box 10645       Previous Position: Chairman and Chief
Birmingham, AL       Executive Officer, Young & Vann
TRUSTEE              Supply Co.; Partner, B&B Investments.
Began serving:
April, 1992

Thomas M. Grady.*    Principal Occupations:  Partner of the         $12,000
Birth Date: July     law firm of Hartsell & Williams,
25, 1941             P.A.; Member, Board of Directors,
P.O. Box 2           Pfeiffer University; Trustee, Cannon
-------------------- Foundation.
708 McLain Road
Kannapolis, NC
TRUSTEE
Began serving:
March, 1998

Billy L. Harbert,    Principal Occupations:  President and          $12,000
Jr. *                Chief Executive Officer, B. L. Harbert
Birth Date: May 23,  International LLC (construction)
1965                 Other Directorships Held:
-------------------- Member/Shareholder, Bonaventure Capital,
B.L. Harbert         LLC; Member /Shareholder, Bonaventure
International LLC    Partners LLC; Board Member/ Shareholder,
820 Shades Creek     Founders Trust Company, Inc.; and Member
Parkway              /Shareholder, Treble Range Partners, LLC.
Birmingham, AL
TRUSTEE

Began serving:
November, 1997

--------------------

--------------------

* Each Trustee is considered to be "interested" because of his ownership of the common stock of SouthTrust Corporation.
------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name
Birth Date            ---------------------------------------------------------
Address                                                           Aggregate
Positions Held with   --------------------------------------------Compensatio--
Company                                                           From
Date Service Began    --------------------------------------------Company    --
                        Principal Occupation(s) for Past Five     (past
                      --Years, Other Directorships Held and     --fiscal     --
                        Previous Positions                        year)
                        Principal Occupation:  President,             $13,200
Charles G. Brown, III   Tubular Products Company (since 1985);
Birth Date: November    Managing Partner, Red Hollow
27, 1953                Partnership.
Tubular Products Co.
----------------------
1400 Red Hollow Road
Birmingham, AL
CHAIRMAN AND TRUSTEE
Began serving: April,
1992

Russell W. Chambliss    Principal Occupations:  President and         $12,000
Birth Date: December    Chief Executive Officer, Mason
26, 1951                Corporation (manufacturer of roll
Mason Corporation       formed aluminum and steel products).
123 Oxmoor Road
----------------------
Birmingham, AL
TRUSTEE
Began serving: April,
1992

Lawrence W. Greer,      Principal Occupation:  Vice President         $12,000
M.D.                    of Investments, Dunn Investment Company
Birth Date: October     (since 1992);
26, 1944                Other Directorships Held: Chairman,
----------------------  Board of Directors, Southern
Dunn Investment Co.     BioSystems; Director, Daily Access
P.O. Drawer 247         Concepts, Inc., Electronic HealthCare
Birmingham, AL          Systems, Inc.; Cumberland
TRUSTEE                 Pharmaceuticals, Biotechnology
Began serving:          Association of Alabama, and Research
October, 1999           Foundation- University of Alabama at
                        Birmingham.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                        Principal Occupation: President, Jones         $3,000
George H. Jones, III    & Kirkpatrick PC (accounting firm).
Birth Date: April 1,
1950
Jones &
Kirkpatrick PC
300 Union Hill Drive
Birmingham, AL
TRUSTEE
Began Serving:
August, 2001

OFFICERS
------------------------------------------------------------------------------

Name
Birth Date            --------------------------------------------------------------
Address
Positions Held with   --------------------------------------------------------------
Company
                      --------------------------------------------------------------
                        Principal Occupation(s) and Previous Positions
Edward C.               Principal Occupations:  President, Executive Vice President
Gonzales                and Treasurer of some of the Funds in the Federated Fund
Birth                   Complex; Vice Chairman, Federated Investors, Inc.; Trustee,
Date:                   Federated Administrative Services.
October
22, 1930                Previous Positions:  Trustee or Director of some of the
-----------             Funds in the Federated Fund Complex; CEO and Chairman,
Federated Investors     Federated Administrative Services; Vice President,
Tower                   Federated Investment Management Company, Federated
1001 Liberty Avenue     Investment Counseling, Federated Global Investment
Pittsburgh, PA          Management Corp. and Passport Research, Ltd.; Director and
PRESID  CHIEF           Executive Vice President, Federated Securities Corp.;
EXECUTIVE OFFICER       Director, Federated Services Company; Trustee, Federated
                        Shareholder Services Company.

Richard S. White, Jr.   Principal Occupations:  President, SouthTrust Bank.
------------------------------------------------------------------------------------
Birth Date: March 14,
1932                  --------------------------------------------------------------
----------------------  Previous Positions:  Division President, SouthTrust Capital
SouthTrust Bank       --Management Group.
----------------------  ------------------------------------------------------------
420 North 20th Street --
----------------------  ------------------------------------------------------------
Birmingham, AL        --
----------------------  ------------------------------------------------------------
PRESIDENT             --
----------------------  ------------------------------------------------------------

----------------------

Charles S. Beard        Principal Occupations: Vice President, SouthTrust Bank.
------------------------------------------------------------------------------------
Birth Date: October
26, 1946              --------------------------------------------------------------
----------------------  Previous Positions:  Senior Vice President and Marketing
SouthTrust Bank       --Director, Capital Management Group, SouthTrust Bank.
----------------------  ------------------------------------------------------------
420 North 20th Street --
----------------------  ------------------------------------------------------------
Birmingham, AL
----------------------
VICE PRESIDENT
Peter J. Germain        Principal Occupations:  Senior Vice President and Director,
----------------------  Mutual Fund Services Division, Federated Services Company.
Birth Date: September
2, 1959                 Previous Positions:  Senior Corporate Counsel, Federated
Federated Investors     Investors, Inc.
Tower
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT

                        Principal Occupations:  Vice President, Federated Services
Beth Broderick          Company (1997 to present); Client Services Officer,
----------------------  Federated Services Company (1992-1997).
Birth Date: August 2,
1965
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA

VICE PRESIDENT

John D. Johnson         Principal Occupations:  Associate Corporate Counsel,
Birth Date: November    Federated Investors, Inc. (1999 to Present); Assistant Vice
8, 1970                 President, Federated Services Company.
----------------------
Federated Investors     Previous Positions:  Associate, Kirkpatrick & Lockhart
Tower                   LLP (1997 to 1999)
1001 Liberty Avenue
Pittsburgh, PA
SECRETARY

COMMITTEES of the board
                                                                                  MEETINGS
----------------------------------------------------------------------------------HELD
  BOARD       COMMITTEE                                                           DURING
COMMITTEE--    MEMBERS    --------------------------------------------------------LAST
                                            COMMITTEE FUNCTIONS                   FISCAL
                                                                                  YEAR
  Audit    Dr. Lawrence     The Audit Committee reviews and recommends to the        two
           W. Greer         full Board the independent auditors to be selected
           ---------------  to audit the Funds' financial statements; meet
           Charles G.       with the independent auditors periodically to
           Brown, III       review the results of the audits and report the
           Russell W.       results to the full Board; evaluate the
           Chambliss        independence of the auditors, review legal and
           George H.        regulatory matters that may have a material effect
           Jones, III       on the financial statements, related compliance
                            policies and programs, and the related reports
                            received from regulators; review the Funds'
                            internal audit function; review compliance with
                            the Funds' code of conduct/ethics; review
                            valuation issues; monitor inter-fund lending
                            transactions; review custody services and issues
                            and investigate any matters brought to the
                            Committee's attention that are within the scope of
                            its duties.

Governance Charles G.       The Governance Committee makes recommendations to        two
&      Brown, III       the Board regarding committees of the Board and
Contracts  ---------------  committee assignments, along with recommendation
           Russell W.       regarding the composition of the Board and
           Chambliss        candidates for election; makes recommendations
           Dr. Lawrence     regarding the structure of agendas and materials
           W. Greer         for meetings of the Board; oversees the process of
           George H.        evaluating the functions of the Board and makes
           Jones, III       recommendations for compensation of Trustees not
                            affiliated with the Adviser or the Distributor for
                            the Trust.

Marketing  Russell W.       The Marketing Committee reviews the Funds'               two
           Chambliss        marketing plans and provides guidance to Fund
           ---------------  management on marketing strategies to increase
           Thomas M.        Fund assets and create economies of scale.
           Grady
           Billy L.
           Harbert, Jr.

Board ownership of shares in the Southtrust funds
family of Investment companies AS OF dECEMBER 31, 2001

                      Dollar
-------------------- Range of  -
    Interested        Shares
 Board Member Name -   Owned   -
                     in Funds
William O. Vann            Over
                       $100,000
Thomas M. Grady       $1-25,000
Billy L. Harbert,          None
Jr.

                    Dollar
--------------------Range of   -
    Independent     Shares
 Board Member Name -Owned      -
                    in Funds
Charles G. Brown,          Over
III                    $100,000
Russell W.           $0- 25,000
Chambliss
Lawrence W. Greer,         None
M.D.
George H. Jones,          None
III

------------------------------------------------------------------------------

The Trust has a deferred compensation plan (the "Plan") that permits any
Trustee that is not an "affiliated person" of the Trust to elect to defer receipt of all or a portion of his or her compensation.  The deferred compensation that would have otherwise been paid to the Trustee is invested, at the Trustee's direction, in one or more of the SouthTrust Funds.  A
Trustee may elect to participate in the Plan during any quarter.  At the time for commencing distributions from a Trustee's deferral account, which is no later than when the Trustee ceases to be a member of the board, the Trustee may elect to receive distributions in a lump sum or on an annual or quarterly basis over a period of five years.

INVESTMENT ADVISER
The Adviser, SouthTrust Investment Advisors, a registered investment adviser and a department of SouthTrust Bank, conducts investment research and makes investment decisions for the Funds.

The Adviser shall not be liable to the Company or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the adviser's management philosophy, personnel, and processes; the preferences and expectations of
Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

In assessing the adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the adviser's industry standing and reputation and in the expectation that the adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the adviser from brokers that execute Fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation:  the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund;
performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with
Federated on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the
Funds and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities;
the nature and extent of the advisory and other services provided to the fund by the adviser and its affiliates; compliance and audit reports concerning the Funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each fund to the Federated family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by Federated.

Code of Ethics- Restrictions on Personal Trading

As required by SEC rules, the Funds, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Company Trustees, and certain other employees.
Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the
Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of
Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on
Fund assets plus out-of-pocket expenses.

CUSTODIAN
SouthTrust Bank is custodian for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors

The independent auditor for the Funds, KPMG LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE value FUND FOR SERVICES
For the Year Ended April                 2002                2001            2000
30
Advisory Fee Earned                $2,465,631          $2,441,265      $2,586,903
Brokerage Commissions                 573,138             739,778         583,110
Administrative Fee                    312,083             319,018         354,127
Shareholder Services Fee              164,376                  --              --

FEES PAID BY THE Growth FUND FOR SERVICES
------------------------------------------------------------------------------
For the Year Ended April                2002                2001         2000(1)
30
Advisory Fee Earned                 $603,059            $657,684        $394,712
Brokerage Commissions                 80,323              74,378          75,468
Administrative Fee                    76,344              85,945          53,459
Shareholder Services Fee              47,981                  --              --
(1) Reflects operations for the period from August 20, 1999 (date of initial public investment) to April 30, 2000.
------------------------------------------------------------------------------

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and
Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

value fund

Total returns are given for the one-year, five-year and start of performance periods ended April 30, 2002.

Yield is given for the 30-day period ended April 30, 2002.

                                                           Start of
-----------------------------------------------------------Performance
                       30-Day Period    1 Year    5 Years  (5/8/1992)
Total Return
  Before Taxes         N/A              (12.16)%  8.05%    10.98%
  After Taxes on       N/A              (12.67)%  5.87%    9.12%
Distributions
  After Taxes on
Distributions     -----------------------------------------------------------
------------------     N/A              (7.07)%   6.14%    8.68%
  and Sale of
Shares
Yield                  0.53%            N/A       N/A      N/A

------------------------------------------------------------------------------

Average Annual Total Returns and Yield

growth fund*
Total returns are given for the one-year, five-year and 10-year periods ended
April 30, 2002.

Yield is given for the 30-day period ended April 30, 2002.

                       30-Day Period    1 Year    5 Years  ------------------
                                                           10 Years
Total Return
  Before Taxes         N/A              (21.69)%  4.59%    9.13%
  After Taxes on       N/A              (21.69)%  4.17%    8.91%
Distributions
  After Taxes on
Distributions     -----------------------------------------------------------
------------------     N/A              (13.21)%  3.83%    7.84%
  and Sale of
Shares
Yield                  N/A              N/A       N/A      N/A
*The Growth Fund is the successor to a portfolio of a common trust fund managed by the Adviser. At the Fund's commencement of operations, the assets from the common trust fund were transferred to the Fund on August 20, 1999 in exchange for Fund shares. The quoted performance data includes the performance of the common trust fund for the periods before the Fund's registration statement became effective on August 10, 1999, as adjusted to reflect the Fund's expenses and sales load. The common trust fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.
------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

?     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

?     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

?     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

?     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Funds may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Dow Jones Industrial Average (DJIA)

Represents share prices of selected blue-chip industrial corporations. The
DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

Financial Publications

The Wall Street Journal, Business Week, Changing Times, Financial World,
Forbes, Fortune, and Money magazines, among others-provide performance statistics over specified time periods.

Lipper Ratings

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in
NAV over a specified period of time.

Moody's Investors Service,  Fitch Ratings and Standard & Poor's

Various publications.

Morningstar, Inc.

An independent rating service, is the publisher of the bi-weekly Mutual Fund
Values, which rates more than 1,000 NASDAQ- listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P
500) is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

S&P 500 Barra Growth Index is an unmanaged capitalization- weighted index of stocks the S&P 500 index have the highest price to book ratios.  The index consists of approximately half of the S&P 500 on a market capitalization basis.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended April 30,
2002 are incorporated herein by reference to the Annual Report to
Shareholders dated April 30, 2002.

ADDRESSES

southtrust value fund
southtrust growth fund

portfolios of southtrust funds

5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
SouthTrust Investment Advisors
420 North 20th Street
Birmingham, AL 35203

Custodian
SouthTrust Bank
420 North 20th Street
Birmingham, AL 35203

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

KPMG LLP
99 High Street
Boston, MA 02110

PART C.    OTHER INFORMATION.

Item 23.    Exhibits:

                   (a)  (i)    Conformed copy of Master Trust Agreement of
                               the Registrant; (1)
                        (ii)   Conformed copy of Amendment No. 1 to Master
                               Trust Agreement; (2)
                        (iii)  Conformed copy of Amendment No. 4 to Master
                               Trust Agreement; (7)
                        (iv)   Conformed copy of Amendment No. 2 to the
                               Master Trust Agreement; (9)
                        (v)    Conformed copy of Amendment No. 3 to the
                               Master Trust Agreement; (9)
                        (vi)   Conformed copy of Amendment No. 6 to the
                               Master Trust Agreement; (9)
                        (vii)  Conformed copy of Amendment No. 8 to the
                               Master Trust Agreement; (12)
                        (viii) Conformed copy of Amendment No. 9 to the
                               Master Trust Agreement; (12)
                        (viv)  Conformed copy of Amendment No. 10 to the
                               Master Trust Agreement; (12)
                   (b)  (i)    Copy of By-Laws of the Registrant; (1)
                        (ii)   Conformed copy of Amendment No. 1 to the By-
                               Laws;+
                   (c)  Not applicable;
                   (d)  (i)   Conformed copy of copy of Investment Advisory
                              Contract of the Registrant; (3)
                        (ii)  Conformed copy of Amendment No. 1 to Investment
                              Advisory Contract dated September 1, 1995; (8)
                        (iii) Conformed copy of Amendment No. 2 to Investment
                              Advisory Contract dated August 1, 1999; (12)
                        (iv)  Conformed copy of Amendment to Investment Advisory
                              Contract between SouthTrust Funds and SouthTrust
                              Investment Advisor dated March 16, 2001;
                              +

+ Exhibits are filed electronically.

1.    Response is incorporated by reference to Registrant's Initial Registration
      Statement on Form N-1A filed on March 5, 1992. (File Nos. 33-46190 and
      811-6580)
2.    Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 1 on Form N-1A filed on May 1, 1992. (File Nos. 33-46190 and
      811-6580)
3.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 filed on November 27, 1992. (File Nos. 33-46190 and
      811-6580)
7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 5 on Form N-1A filed on September 29, 1995. (File Nos.
      33-46190 and 811-6580)
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 6 filed on October 13, 1995. (File Nos. 33-46190 and 811-6580)
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 7 filed on June 27, 1996. (File Nos. 33-46190 and 811-6580)
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 14 filed on June 26, 2000. (File Nos. 33-46190 and 811-6580)

                  (e)   (i)   Conformed copy of Distributor's Contract of the
                              Registrant (including Exhibits A through C); (5)
                        (ii)  Conformed copy of Exhibit D to
                        Distributor's Contract; (9)
                        (iii) Conformed copy of Exhibit E to
                        Distributor's Contract; (12)
                        (iv)  Conformed copy of Exhibit F to
                        Distributor's Contract; (12)
                        (vi)  Conformed copy of Amendment to Distributor's
                              Contract between SouthTrust Funds and Federated
                              Securities Corp. dated March 16, 2001; (13)
                        (v)   Form of Deferred Compensation Plan for Trustees; (12)
                  (g)   (i)   Conformed copy of Custodian Contract of the
                              Registrant; (11)
                        (ii)  Conformed copy of Exhibit 1 to the Custodian
                              Fee Schedule;(11)
                        (iii) Conformed copy of Amendment to Custodian
                              Contract between SouthTrust Funds and
                              SouthTrust Bank, N.A., dated March 16, 2001; +
                  (h)   (i)   Conformed copy of Administrative Services
                              Agreement of Registrant; (5)
                        (ii)  Conformed copy of Amendment No. 1 to
                              Administrative Services Agreement of
                              Registrant; (6)
                        (iii) Conformed copy of Amendment No. 2 to
                              Administrative Services Agreement of
                              Registrant; (11)
                        (iv)  Conformed copy of Amendment to Administrative
                              Agreement between SouthTrust Funds and
                              Federated Administrative Services, dated march
                              16, 2001; (13)
                        (v)   Conformed copy of Amendment No. 4
                              Administrative Services Agreement between
                              SouthTrust Funds and Federated Services
                              Company; +

+ Exhibits are filed electronically.

5.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 3 filed on June 24, 1994. (File Nos. 33-46190 and 811-6580)
6.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 4 filed on June 23, 1995. (File Nos.  33-46190 and 811-6580)
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 7 filed on June 27, 1996. (File Nos. 33-46190 and 811-6580)
11.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 filed on July 20, 1998. (File Nos. 33-46190 and 811-6580)
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 14 filed on June 26, 2000. (File Nos. 33-46190 and 811-6580)
13.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 17 filed on June 27, 2001. (File Nos. 33-46190 and 811-6580)

                        (xii)  Conformed copy of Amendment to Fund Accounting
                               and Shareholder Recordkeeping Agreement
                               between SouthTrust Funds and Federated
                               Services Company; +
                        (xiii) Conformed copy of Financial Administration and
                               Accounting Service Agreement, dated January 1,
                               2002; +
                        (xiv)  Conformed copy of Electronic Communications
                               and Recordkeeping Agreement; (6)
                  (i)   Conformed copy of Opinion and Consent of Counsel as
                        to legality of shares being registered; (2)
                  (j)   Conformed copy of Consent of Independent Public
                        Auditors; +
                  (l)   Conformed copy of Purchase Agreement of the
                        Registrant; (3)
                   (m)  (i)    Copy of 12b-1 Plan and copy of Exhibit
                              A                  to the Agreement dated September
                              1, 1995; (8)
                       (ii)   Conformed copy of Exhibit B to the 12b-1 Plan
                              dated August 1, 1999; (12)
                       (iii)  Conformed copy of Exhibit C to the 12b-1 Plan dated
                              August 1, 1999; (12)
                       (iv)   Conformed copy of Sales Agreement of the
                               Registrant;(12)
                  (n)   Not included per Footnote 60 of Release No. 33- 7684;
                  (o)   (i)   Conformed copy of Power of Attorney; (12)
                        (ii)  Conformed copy of Power of Attorney of
                              Chief Executive Officer of the Registrant; +
                        (iii) Conformed copy of Power of Attorney of the
                              President of the Registrant; +
                        (iv)  Conformed copy of Power of Attorney of
                              Trustee, George H. Jones, III;+
                  (p)   (i)   Conformed copy of Registrant's Code of  Ethics;
                        (12)
                  (ii)  The Registrant hereby incorporates, on behalf of the
                        Distributor the conformed copy of the Code of Ethics for
                        Access Persons from Item 23(p) of the Federated Managed
                        Allocation Portfolios Registration Statement on Form N-1A
                        filed with the Commission on January 25, 2001. (File Nos.
                        33-51247 and 811-7129).

Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification:  (3)

+ Exhibits are filed electronically.

2.    Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 1 on Form N-1A filed on May 1, 1992. (File Nos. 33-46190 and
      811-6580)
3.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 filed on November 27, 1992. (File Nos. 33-46190 and
      811-6580)
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 6 filed on October 13, 1995. (File Nos. 33-46190 and 811-6580)
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 14 filed on June 26, 2000. (File Nos. 33-46190 and 811-6580)
13.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 17 filed on June 27, 2001. (File Nos. 33-46190 and 811-6580)

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the Investment Adviser, see the section entitled `Management of the Funds' in Part A.

            To reach any of the following Officers and Directors of the
            Investment Adviser, call SouthTrust Bank.

         (1)                           (2)                        (3)
                                                           Principal Occupation
                                                           or Other Employment
                                                           of a Substantial
                                Position with              Nature During
Name                             the Adviser               the Past Two Years

Wallace D. Malone, Jr.          Director, Chairman,         Banking.
                                President, and Chief
                                Executive Officer

Carl F. Bailey                  Director                    Chairman, TekQuest

John M. Bradford                Director                    Chairman and
                                                            Chief Executive
                  Officer, Mrs.
                                                            Stratton's Salads
                                                            Inc.

William A. Coley                Director                    Group President,
                                                            Duke Energy
                                                            Corporation

H. Allen Franklin               Director                    Chairman, President
                                                            and Chief Executive
                                                            Officer, Southern
                                                            Company

(1)                                    (2)                        (3)
                                                           Principal Occupation
                                                           or Other Employment
                                                           of a Substantial
                                Position with              Nature During
Name                             the Adviser               the Past Two Years

William C. Hulsey               Director                    Chairman and Chief
                                                            Executive
                                                            Officer, Arlington
                                                            Properties, Inc.

Donald M. James                 Director                    Chairman and
                                                            Chief Executive
                                                            Officer, Vulcan
                                                            Materials Company

Allen J. Keesler, Jr            Director                    Management
                                                            Consultant,
                                                            Retired President
                                                            and Chief
                                                            Executive Officer,
                                                            Florida Power
                                                            Corporation

Rex J. Lysinger                 Director                    Management
                                                            Consultant,
                                                            Retired Chairman
                                                            and Chief
                                                            Executive Officer,
                                                            Energen Corporation
                                                            And Alabama Gas
                                                            Corporation

Dr. Judy M. Merritt             Director                    President,
Jefferson State                                                   Community College

Van I. Richey                   Director                    President and
                                                            Chief Executive
                                                            Officer, American
                                                            Cast Iron Pipe
                                                            Company

Garry N. Drummond               Director                    Chief Executive
                                                            Officer, Drummond
                                                            Company, Inc.

William C. Patterson            Executive Vice              Banking
                                President

Alton E. Yother                 Executive Vice              Banking
                                President,
                                Secretary, Treasurer,
                                And Controller

Julian W. Banton                Director, Chairman,         Banking.
                                President, and Chief
                                Executive Officer,
                                SouthTrust Bank

Thomas H. Coley                 President,                  Banking
                                General Banking
                                SouthTrust Bank
(1)                                    (2)                        (3)
                                                           Principal Occupation
                                                           or Other Employment
                                                           of a Substantial
                                Position with              Nature During
Name                             the Adviser                the Past Two Years

R. Glenn Eubanks                President,                  Banking
                                Commercial Division
                                SouthTrust Bank

Fred C. Crum, Jr.               President, Credit
                                Division,                   Banking
                                SouthTrust Bank

E. Frank Schmidt                President, Information      Banking
                                Services and Strategic
                                Support, SouthTrust Bank

Richard S. White , Jr          President, Capital          Banking
                               Management Group,
                               SouthTrust Bank

Item 27.  Principal Underwriters:
          -----------------------

          (a)     Federated Securities Corp. the Distributor for shares of
                  the Registrant, acts as principal underwriter for the
                  following open-end investment companies, including the
                  Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones
& Co. Daily Passport Cash Trust; Federated Limited Duration
Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs
Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income
Fund, Inc.; Federated Fixed Income Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust;
Federated Government Income Securities, Inc.; Federated High Income Bond
Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust;
Federated Income Trust; Federated Index Trust; Federated Institutional Trust;
Federated Insurance Series; Federated International Series, Inc.; Federated
Investment Series Funds, Inc.; Federated Managed Allocation Portfolios;
Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities
Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term
Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust;
Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund;
Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S.
Government Securities Fund: 2-5 Years; Federated Total Return Government Bond
Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.;
FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate
Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust;
Regions Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance
Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of
Funds, Inc.

            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher          --

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Bryant R. Fisher
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                 With Registrant
---------------------         ------------------          ------------------
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Dennis M. Laffey
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

            (c)  Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                      5800 Corporate Drive
                                                Pittsburgh, PA 15237-7010

Federated Shareholder Services Company          Federated Investors Tower
("Transfer Agent and Dividend Disbursing        1001 Liberty Avenue
Agent and Portfolio Recordkeeper")              Pittsburgh, PA 15222-3779

Federated Administrative Services               Federated Investors Tower
("Administrator")                               1001 Liberty Avenue
            Pittsburgh, PA 15222-3779

SouthTrust Investment Advisers                  420 North 20th Street
("Adviser")                                     Birmingham, AL 35203

SouthTrust Bank,                                420 North 20th Street
("Custodian")                                   Birmingham, AL 35203

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual
            Report to shareholders, upon request and without charge.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, SOUTHTRUST FUNDS (formerly,
SouthTrust Vulcan Funds), certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Amendment to its Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the 26th day of June, 2001.

                               SOUTHTRUST FUNDS
                     (formerly, SouthTrust Vulcan Funds)

                  BY: /s/ John D. Johnson
                  John D. Johnson, Secretary
                  Attorney in Fact for William O. Vann
                  June 26, 2001

    Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ John D. Johnson           Attorney In Fact          June 26, 2001
    John D. Johnson               For the Persons
    SECRETARY                     Listed Below

    NAME                            TITLE

Charles G. Brown, III *           Chairman and Trustee

Edward C. Gonzales*               President (Principal Executive
Officer) and Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

William O. Vann*                  Trustee

Russell W. Chambliss *            Trustee

Lawrence W. Greer, M.D.*          Trustee

Thomas M. Grady *                 Trustee

Billy L. Harbert, Jr.*            Trustee

* By Power of Attorney